Quarterly Holdings Report
for

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2021

TSS-QTLY-0421
1.9885906.103

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Unclassified - 15.7%
	Principal Amount	Value
Federated Hermes Municipal Ultrashort Fund Institutional Shares	$3,986,948	$40,028,962
Houston Airport System Rev. 0.12% 5/13/21	2,000,000	1,999,958
JPMorgan Ultra-Short Municipal Fund Class I	61,714,999	620,852,795
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 0.4% (a)(b)(c)	6,800,000	6,800,000
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	9,417,468	150,020,266
TOTAL UNCLASSIFIED
(Cost $820,017,416)		819,701,981

Municipal Bonds - 41.8%
Alabama - 0.6%
Alabama Pub. School & College Auth. Rev. Series 2020 A:
5% 11/1/22	$1,500,000	$1,621,110
5% 11/1/24	1,500,000	1,748,205
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Bonds Series 2006 C1, 1.85%, tender 11/1/22 (c)	1,025,000	1,053,075
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	371,173
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	382,554
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A:
4% 6/1/21	1,250,000	1,261,102
4% 6/1/23	1,750,000	1,886,220
Bonds:
Series 2016 A, 4%, tender 6/1/21 (c)	9,725,000	9,798,817
Series 2017 A, 4%, tender 7/1/22 (c)	4,750,000	4,956,388
Chatom Indl. Dev. Board Gulf Opportunity Zone Series 2020, 5% 8/1/23 (FSA Insured)	1,350,000	1,493,505
Health Care Auth. for Baptist Health Series 2006 B, 0.14%, tender 11/15/37 (c)	1,150,000	1,150,000
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	270,000	271,030
Lower Alabama Gas District (No. 2 Proj.) Series 2020, 4% 12/1/21	100,000	102,713
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	15,701
5% 3/1/23	20,000	21,778
5% 3/1/24	25,000	28,243
5% 3/1/25	25,000	29,171
Series 2016 B:
5% 3/1/22	80,000	83,741
5% 3/1/23	405,000	441,005
5% 3/1/24	45,000	50,837
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (c)	600,000	605,922
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/21	10,000	10,000
5% 3/1/22	70,000	72,522
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (c)	4,000,000	4,360,200
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26 (d)	500,000	575,670

TOTAL ALABAMA		32,390,682

Alaska - 0.1%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2020 A:
0.3% 12/1/21	665,000	665,745
0.35% 6/1/22	660,000	660,911
0.4% 12/1/22	750,000	751,110
Alaska Int'l. Arpts. Revs. Series 2016 C:
5% 10/1/22 (e)	1,105,000	1,182,096
5% 10/1/23 (e)	425,000	471,206
Alaska Muni. Bond Bank Series 1, 5% 12/1/21	1,000,000	1,034,357
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	32,152
Series C, 5% 9/1/22	20,000	21,434

TOTAL ALASKA		4,819,011

Arizona - 1.4%
Arizona Board of Regents Ctfs. of Prtn. Series 2015 A, 5% 6/1/22	150,000	158,847
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/24	195,000	226,093
5% 10/1/25	445,000	533,039
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	25,000	25,859
5% 12/1/22	15,000	16,195
5% 12/1/23	20,000	22,542
5% 12/1/24	45,000	52,539
Bonds Series 2013 A3, SIFMA Municipal Swap Index + 1.850% 1.88%, tender 2/1/23 (c)(f)	2,000,000	2,031,780
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A:
5% 2/1/24	600,000	678,834
5% 2/1/26	750,000	903,623
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (c)	5,100,000	5,335,110
Series 2007, 2.7%, tender 8/14/23 (c)(e)	6,820,000	7,165,365
Series 2019, 5%, tender 6/3/24 (c)(e)	5,610,000	6,380,758
Coconino County Poll. Cont. Corp. Rev. Bonds:
Series 2017 A, 1.875%, tender 3/31/23 (c)(e)	845,000	867,621
Series 2017 B, 1.65%, tender 3/31/23 (c)	1,020,000	1,046,204
Glendale Union School District 205 Series A:
5% 7/1/24 (FSA Insured)	225,000	258,251
5% 7/1/25 (FSA Insured)	225,000	266,639
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	21,283
Series 2017, 5% 7/1/22	75,000	79,356
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/21 (FSA Insured)	15,000	15,238
5% 7/1/22 (FSA Insured)	25,000	26,604
5% 7/1/23 (FSA Insured)	30,000	33,272
Maricopa County Rev.:
Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.41%, tender 10/18/22 (c)(f)	4,065,000	4,057,968
Series B, 5%, tender 10/18/22 (c)	2,980,000	3,196,050
Series 2016 A, 5% 1/1/25	105,000	122,715
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/23	500,000	543,410
Mesa Util. Sys. Rev.:
Series 2016, 5% 7/1/25	1,015,000	1,206,185
Series 2020, 5% 7/1/24	635,000	729,977
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/21 (e)	2,750,000	2,791,822
Series 2017 A, 5% 7/1/22 (e)	715,000	758,501
Series 2017 D:
5% 7/1/22	840,000	891,685
5% 7/1/24	250,000	286,678
Series 2018, 5% 7/1/23 (e)	1,100,000	1,214,246
Series 2019 B, 5% 7/1/23 (e)	1,000,000	1,102,630
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.18%, tender 12/1/35 (c)(e)	23,880,000	23,878,381
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	51,799
5% 12/1/22	130,000	140,806
5% 12/1/23	75,000	84,313
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	270,000	299,576
Tucson Ctfs. of Prtn.:
Series 2015:
5% 7/1/22 (FSA Insured)	290,000	308,084
5% 7/1/23 (FSA Insured)	200,000	220,576
Series 2016, 4% 7/1/21 (FSA Insured)	260,000	263,193
Western Maricopa Ed. Ctr. District Series 2019 B, 4% 7/1/21	1,365,000	1,382,174
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/23	275,000	303,812
Series 2019:
5% 8/1/21	225,000	229,285
5% 8/1/22	425,000	452,472
5% 8/1/23	355,000	392,193
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	334,020
4% 7/1/25	505,000	575,074

TOTAL ARIZONA		71,962,677

Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (NLR Rad Family Homes Proj.) Series 2020, 1.2%, tender 9/1/22 (c)	5,000,000	5,062,100
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	645,852
Batesville Pub. Facilities Board Series 2020:
5% 6/1/22	590,000	612,349
5% 6/1/23	790,000	838,546

TOTAL ARKANSAS		7,158,847

California - 2.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A, 4% 8/1/21	150,000	152,363
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (c)	1,120,000	1,159,838
Series A, 2.95%, tender 4/1/26 (c)	115,000	125,971
Series B, 2.85%, tender 4/1/25 (c)	95,000	102,241
Burbank Glendale Pasadena Arpt. Auth. Rev. Series B, 5% 7/1/23 (e)	1,290,000	1,405,094
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2015 O, 5% 5/1/21	575,000	579,606
California Gen. Oblig.:
Bonds Series 2013, SIFMA Municipal Swap Index + 0.380% 0.41%, tender 12/1/22 (c)(f)	3,270,000	3,269,542
Series 2017, 5% 8/1/26	1,175,000	1,442,536
Series 2020:
5% 3/1/22	3,180,000	3,334,286
5% 11/1/24	500,000	582,340
5.25% 9/1/22	35,000	37,674
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2, 0.3%, tender 3/2/21 (c)	4,050,000	4,050,000
Series 2009 C, 5%, tender 10/18/22 (c)	535,000	575,344
Series 2017 C, 5%, tender 11/1/22 (c)	200,000	215,904
Series 2014 A, 5% 10/1/21	325,000	334,124
Series 2018 A, 5% 11/15/22	195,000	210,588
Series A, 4% 11/15/21	405,000	415,540
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 0.45%, tender 7/1/21 (b)(c)(e)	4,000,000	4,000,260
Series 2018 A, 1 month U.S. LIBOR + 0.380% 0.46%, tender 3/4/21 (c)(f)	400,000	399,972
Series 2018 C, 1 month U.S. LIBOR + 0.380% 0.46%, tender 3/4/21 (c)(f)	2,940,000	2,939,798
Series 2018 D, 1 month U.S. LIBOR + 0.380% 0.46%, tender 3/3/21 (c)(f)	7,600,000	7,599,477
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (c)(e)	1,600,000	1,611,344
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.18%, tender 4/1/21 (c)	6,670,000	6,670,215
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2017 A1, 0.2%, tender 11/1/42 (b)(c)(e)	7,000,000	7,000,083
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23 (d)	285,000	307,911
4% 10/15/24 (d)	380,000	420,231
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
0.1%, tender 7/1/40 (FSA Insured) (c)	4,275,000	4,275,000
0.1%, tender 7/1/41 (FSA Insured) (c)	4,475,000	4,475,000
Cathedral City Redev. Agcy. (Merged Redev. Proj.) Series 2021 C:
4% 8/1/21	250,000	253,423
4% 8/1/22	200,000	209,036
4% 8/1/23	225,000	242,402
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	250,000	252,353
Series 2017 A1:
5% 6/1/21	270,000	273,085
5% 6/1/22	40,000	42,293
5% 6/1/23	45,000	49,535
5% 6/1/24	25,000	28,514
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	73,466
Long Beach Hbr. Rev.:
Series 2020 B, 5% 5/15/24 (e)	350,000	396,480
Series 2020 C, 4% 7/15/21	2,500,000	2,535,438
Los Angeles Dept. Arpt. Rev.:
Series 2015 C, 5% 5/15/21 (Escrowed to Maturity)	225,000	227,206
Series 2016 A, 5% 5/15/22 (e)	250,000	264,065
Series 2017 B, 5% 5/15/23 (e)	800,000	879,936
Series 2018 C, 5% 5/15/21 (e)	360,000	363,433
Series 2019 F, 5% 5/15/24 (e)	2,610,000	2,975,322
Series D, 5% 5/15/21 (e)	200,000	201,907
Series F, 5% 5/15/22 (e)	1,400,000	1,478,764
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 4% 7/1/21	200,000	202,564
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/22 (e)	815,000	867,682
Los Angeles Reg'l. Arpts. Impt. Rev. Series 2012, 4.5% 1/1/27 (e)	375,000	387,608
Los Angeles Unified School District Series 2020 C, 5% 7/1/23	1,200,000	1,330,260
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	21,886
Palomar Pomerado Health Care Dis:
Series 2006 A, 0.53%, tender 11/1/36 (FSA Insured) (c)	4,900,000	4,900,000
Series 2006 B, 0.51%, tender 11/1/36 (FSA Insured) (c)	4,700,000	4,700,000
Series 2006 C, 0.49%, tender 11/1/36 (FSA Insured) (c)	2,300,000	2,300,000
Port of Oakland Rev.:
Series 2012 P:
5% 5/1/21 (e)	55,000	55,396
5% 5/1/23 (Pre-Refunded to 5/1/22 @ 100) (e)	335,000	353,278
Series H:
5% 5/1/22 (e)	2,750,000	2,891,433
5% 5/1/23 (e)	5,515,000	6,031,811
5% 5/1/24 (e)	930,000	1,052,193
Riverside County Teeter Plan Series A, 0.5% 10/21/21	590,000	591,243
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 A, 5% 7/1/21	250,000	254,013
Series 2013 B:
5% 7/1/21 (e)	1,145,000	1,162,800
5% 7/1/22 (e)	1,800,000	1,911,996
Series 2020 C:
5% 7/1/22 (e)	1,475,000	1,564,739
5% 7/1/23 (e)	545,000	601,740
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 5% 10/1/22 (d)	4,050,000	4,344,678
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2016, 5% 10/15/22	1,940,000	2,083,250
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2020 A:
5% 8/1/21	250,000	255,036
5% 8/1/22	250,000	267,230
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/22 (e)	500,000	527,220
Series 2016 A:
3% 5/1/21 (Escrowed to Maturity)	400,000	401,780
5% 5/1/21 (Escrowed to Maturity)	745,000	750,780
5% 5/1/22	1,000,000	1,056,260
Series 2016 D, 5% 5/1/21 (Escrowed to Maturity)	470,000	473,646
Series 2017 D, 5% 5/1/21 (Escrowed to Maturity) (e)	300,000	302,277
Series 2019 A:
5% 1/1/22 (e)	2,900,000	3,012,967
5% 1/1/24 (e)	655,000	737,216
5% 1/1/25 (e)	575,000	668,679
Series 2019 H, 5% 5/1/23 (e)	2,000,000	2,199,280
San Jose Int. Arpt. Rev. Series 2017 A, 5% 3/1/21 (e)	2,550,000	2,550,000
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	34,211
Washington Township Health Care District Rev. Series A:
5% 7/1/21	350,000	354,980
5% 7/1/22	200,000	211,216
5% 7/1/23	200,000	218,912

TOTAL CALIFORNIA		120,069,200

Colorado - 0.8%
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (e)	1,330,000	1,451,629
Colorado Ctfs. of Prtn. Series 2020 A, 5% 12/15/21	2,000,000	2,075,688
Colorado Health Facilities Auth.:
Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (c)	495,000	514,260
Series 2019 B:
5%, tender 8/1/25 (c)	300,000	344,520
5%, tender 8/1/26 (c)	340,000	401,571
5%, tender 11/19/26 (c)	1,590,000	1,967,991
Series 2019 A:
5% 11/1/21	400,000	412,485
5% 1/1/23	575,000	624,295
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	620,000	617,712
Colorado Health Facilities Auth. Rev. Bonds:
Series 2008 D3, 5%, tender 11/12/21 (c)	115,000	118,288
Series 2016 C, 5%, tender 11/15/23 (c)	250,000	281,225
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	190,000	212,067
Series 2019 H, 4.25% 11/1/49	105,000	117,360
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
5% 1/15/24	750,000	837,563
5% 1/15/25	650,000	747,130
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	250,000	275,158
Series 2014 A, 5% 6/1/23	85,000	93,554
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (c)	1,120,000	1,145,117
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (e)	900,000	929,085
Series 2011 A, 5.25% 11/15/22 (e)	1,750,000	1,809,868
Series 2012 A:
5% 11/15/22 (e)	520,000	560,825
5% 11/15/23 (e)	250,000	269,663
Series 2012 B:
5% 11/15/21	400,000	413,244
5% 11/15/22	250,000	269,853
Series 2013 A, 5% 11/15/22 (e)	500,000	538,810
Series 2013 B, 5% 11/15/21	360,000	371,920
Series 2016 A, 5% 11/15/23	300,000	337,470
Series 2017 A:
5% 11/15/21 (e)	565,000	583,463
5% 11/15/22 (e)	3,455,000	3,726,252
Series 2018 A:
5% 12/1/21 (e)	1,000,000	1,034,357
5% 12/1/23 (e)	250,000	280,238
Series 2020 A1, 5% 11/15/22	3,200,000	3,454,112
Series 2020 B1:
5% 11/15/21 (e)	3,855,000	3,980,972
5% 11/15/22 (e)	4,045,000	4,362,573
5% 11/15/23 (e)	935,000	1,047,742
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2019 A, 1 month U.S. LIBOR + 0.420% 0.497%, tender 3/4/21 (c)(f)	2,250,000	2,250,049
Series 2020 A:
5% 9/1/23	275,000	305,896
5% 9/1/24	450,000	517,743
5% 9/1/25	300,000	355,476
Series B, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830,000	828,024
Vauxmont Metropolitan District Series 2019:
5% 12/15/22 (FSA Insured)	100,000	107,341
5% 12/15/23 (FSA Insured)	120,000	133,290

TOTAL COLORADO		40,705,879

Connecticut - 1.8%
Bridgeport Gen. Oblig. Series 2020, 1.5% 12/9/21	1,500,000	1,509,685
City of New Haven Series A, 5% 8/1/22	1,000,000	1,053,690
Connecticut Gen. Oblig.:
Series 2011 B, 5% 5/15/21	890,000	898,765
Series 2011 D, 5% 11/1/22	185,000	190,876
Series 2012 C, 5% 6/1/21	960,000	971,526
Series 2014 A:
4% 3/1/21	800,000	800,000
4% 3/1/22	450,000	467,073
Series 2014 H, 5% 11/15/21	925,000	956,565
Series 2015 A:
4% 3/15/23	250,000	268,655
5% 3/15/22	1,260,000	1,322,702
Series 2015 B, 5% 6/15/21	670,000	679,310
Series 2015 C:
SIFMA Municipal Swap Index + 0.900% 0.93% 6/15/21 (c)(f)	2,500,000	2,503,921
5% 6/15/22	400,000	424,648
Series 2015, 4% 11/15/21	290,000	297,860
Series 2016 A:
5% 3/15/24	380,000	431,577
5% 3/15/26	70,000	84,521
Series 2016 B:
5% 5/15/21	1,920,000	1,938,908
5% 5/15/22	450,000	475,934
5% 5/15/24	455,000	519,783
Series 2016 D, 5% 8/15/21	505,000	516,105
Series 2016 E, 5% 10/15/23	240,000	268,850
Series 2016 G, 5% 11/1/21	1,200,000	1,238,684
Series 2017 B, 3% 4/15/22	500,000	515,705
Series 2018 B, 5% 4/15/22	810,000	853,546
Series 2018 F:
5% 9/15/21	665,000	682,314
5% 9/15/22	225,000	241,556
Series 2019 A:
5% 4/15/22	670,000	706,019
5% 4/15/23	1,000,000	1,098,600
Series 2020 A, 5% 1/15/23	1,470,000	1,597,831
Series A:
3% 1/15/22	1,725,000	1,767,087
4% 1/15/25	3,500,000	3,948,910
5% 10/15/21	1,450,000	1,493,616
5% 3/15/23	690,000	755,481
Series B:
4% 6/15/21	250,000	252,759
4% 6/15/22	250,000	262,195
Series C:
4% 6/1/24	1,050,000	1,167,579
5% 6/15/21	1,350,000	1,368,759
5% 6/1/24	300,000	317,004
Series E, 4% 9/15/21	400,000	408,271
Series H, 5% 11/15/22	390,000	421,734
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct Proj.) Series 2016 M, 5% 7/1/21	400,000	406,381
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (c)	5,000,000	5,076,950
Series 2014 B, 1.8%, tender 7/1/24 (c)	345,000	357,824
Series 2015 A, 2.05%, tender 7/12/21 (c)	5,000,000	5,035,191
Series 2017 B, 0.55%, tender 7/3/23 (c)	10,320,000	10,311,331
Series U1, 2%, tender 2/8/22 (c)	975,000	991,724
Series U2, 2%, tender 2/8/22 (c)	200,000	203,431
Series X2, 0.25%, tender 2/9/24 (c)	7,700,000	7,609,217
Series 2019 A, 5% 7/1/26	260,000	310,482
Series 2020 K:
5% 7/1/22	250,000	265,038
5% 7/1/23	250,000	275,780
Series A, 5% 7/1/21 (Escrowed to Maturity)	800,000	812,870
Series L1:
3% 7/1/21 (d)	150,000	150,962
4% 7/1/22 (d)	800,000	835,424
4% 7/1/23 (d)	225,000	242,273
4% 7/1/25 (d)	600,000	678,246
Series N:
5% 7/1/21	610,000	619,174
5% 7/1/22	780,000	817,830
5% 7/1/23	830,000	900,442
5% 7/1/24	375,000	418,534
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/22 (e)	300,000	322,689
(Chesla Loan Prog.) Series B:
5% 11/15/22 (e)	115,000	122,580
5% 11/15/23 (e)	425,000	465,639
Series 2017 B:
5% 11/15/21 (e)	655,000	675,978
5% 11/15/23 (e)	125,000	139,070
Connecticut Hsg. Fin. Auth.:
Bonds Series 2019 E, 1.625%, tender 11/15/22 (c)	3,000,000	3,002,640
Series 2013 B2, 4% 11/15/32	30,000	30,601
Series 2021, 0.45% 11/15/25	700,000	690,123
Series A2:
0.15% 11/15/21 (e)	550,000	549,923
0.2% 5/15/22 (e)	700,000	699,783
0.25% 11/15/22 (e)	1,175,000	1,173,954
0.35% 5/15/23 (e)	825,000	823,433
0.4% 11/15/23 (e)	300,000	298,935
Series C:
5% 5/15/23 (e)	205,000	224,295
5% 11/15/23 (e)	710,000	789,719
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2012 A, 5% 1/1/23	395,000	410,456
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/23	480,000	520,872
Series 2014 B, 5% 9/1/22	600,000	643,032
Series 2015 A, 5% 8/1/23	460,000	511,249
Series 2016 A, 5% 9/1/21	700,000	716,904
Series A:
4% 5/1/21	250,000	251,580
4% 1/1/23	315,000	336,080
5% 8/1/21	300,000	306,030
5% 1/1/22	355,000	369,163
5% 5/1/22	1,480,000	1,562,540
5% 12/1/23	200,000	207,132
Series B:
5% 9/1/21	200,000	204,830
5% 10/1/21	1,205,000	1,238,972
Hartford Gen. Oblig. Series 2012 A, 5% 4/1/21 (FSA Insured)	2,000,000	2,007,577
New Britain Gen. Oblig. Series 2017 A, 5% 3/1/21 (Escrowed to Maturity)	90,000	90,000
New Haven Gen. Oblig.:
Series 2016 A, 5% 8/15/25 (FSA Insured)	20,000	23,571
Series B, 5% 2/1/22	350,000	362,212
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	199,292
Series 2019 A, 5% 11/1/25	225,000	268,612

TOTAL CONNECTICUT		92,237,174

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (c)	565,000	572,752
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/22	1,250,000	1,338,875
5% 9/1/23	1,400,000	1,560,258

TOTAL DELAWARE		3,471,885

District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/21	200,000	202,411
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(218 Vine St. Apts. Proj.) Series 2020, 0.3%, tender 7/1/23 (c)	5,000,000	5,003,400
(Liberty Place Apts. Proj.) Series 2018, 0.5%, tender 12/1/21 (c)	5,000,000	5,006,336
(Park Southern Apts. Proj.) Series 2020, 0.7%, tender 6/1/23 (c)	9,000,000	9,021,960
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (e)	365,000	374,856
5% 10/1/22 (e)	430,000	441,558
5% 10/1/23 (e)	140,000	143,896
5% 10/1/24 (e)	115,000	118,167
Series 2012 A:
5% 10/1/22 (e)	140,000	150,228
5% 10/1/23 (e)	500,000	537,250
Series 2014 A:
5% 10/1/21 (e)	400,000	410,801
5% 10/1/23 (e)	110,000	122,590
Series 2017 A:
5% 10/1/24 (e)	115,000	132,759
5% 10/1/26 (e)	145,000	176,878
Series 2018 A, 5% 10/1/26 (e)	150,000	182,978
Series 2019 A:
5% 10/1/21 (e)	130,000	133,510
5% 10/1/22 (e)	290,000	311,187
5% 10/1/23 (e)	50,000	55,723
5% 10/1/25 (e)	155,000	184,349
Series 2020 A:
5% 10/1/21 (e)	1,200,000	1,232,402
5% 10/1/22 (e)	1,750,000	1,877,855
5% 10/1/23 (e)	925,000	1,030,866
5% 10/1/24 (e)	2,575,000	2,972,657
5% 10/1/25 (e)	530,000	630,356
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 A1, 5% 7/1/24	1,120,000	1,283,912

TOTAL DISTRICT OF COLUMBIA		31,738,885

Florida - 1.7%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	60,000	60,951
Series 2015 C:
5% 7/1/21	15,000	15,238
5% 7/1/22	80,000	85,078
5% 7/1/23	65,000	71,671
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (e)	300,000	321,423
Series 2012 P1:
5% 10/1/25 (e)	1,000,000	1,070,540
5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100) (e)	350,000	376,208
Series 2012 P2, 5% 10/1/22	240,000	257,851
Series 2012 Q, 5% 10/1/21 (e)	320,000	328,450
Series 2012 Q2, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (e)	200,000	214,976
Series 2013 A, 5.125% 10/1/38 (Pre-Refunded to 10/1/23 @ 100) (e)	310,000	347,566
Series 2013 C, 5% 10/1/21	450,000	462,365
Series 2015 C, 5% 10/1/24 (e)	245,000	281,613
Series 2017, 5% 10/1/25 (e)	500,000	591,210
Series 2019 A, 5% 10/1/21 (e)	2,185,000	2,242,699
Series 2019 B:
5% 10/1/21 (e)	1,665,000	1,708,967
5% 10/1/23 (e)	700,000	778,967
Series A:
5% 10/1/22 (e)	75,000	80,356
5% 10/1/23 (e)	90,000	100,153
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2019 B, 1.2%, tender 8/1/21 (c)	4,000,000	4,017,204
Broward County Port Facilities Rev.:
Series 2011 B:
4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (e)	475,000	485,127
5% 9/1/21 (e)	415,000	423,548
5% 9/1/21 (Escrowed to Maturity) (e)	240,000	245,564
Series 2019 D, 5% 9/1/22 (e)	850,000	901,578
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	74,443
Series 2015 A:
5% 7/1/21	100,000	101,585
5% 7/1/22	345,000	366,897
5% 7/1/23	60,000	66,335
5% 7/1/24	30,000	34,391
Series 2015 B:
5% 7/1/22	100,000	106,347
5% 7/1/23	85,000	93,975
5% 7/1/24	25,000	28,659
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 A, 5% 7/1/21	625,000	634,421
Series 2019 B, 5% 7/1/21	1,000,000	1,015,073
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,915,000	2,949,556
5% 6/1/22	1,145,000	1,213,128
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	2,500,000	2,616,500
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	221,908
Florida Board of Ed. Pub. Ed. Cap. Outlay Series B, 5% 6/1/26 (d)	1,775,000	2,168,802
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/23	350,000	380,475
5% 4/1/24	360,000	403,736
5% 4/1/25	200,000	230,926
Florida Governmental Util. Auth. Rev. Series 2019, 4% 10/1/21	400,000	408,554
Florida Higher Edl. Facilities Fing. Auth. Series 2019, 5% 10/1/21	450,000	460,443
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2019 A, 2% 8/1/21	2,500,000	2,519,650
Florida Hsg. Fin. Corp. Rev. Series 2017:
2% 7/1/21	210,000	211,087
2.05% 1/1/22	165,000	167,172
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	20,485
5% 10/1/22	45,000	47,948
5% 10/1/23	55,000	60,935
5% 10/1/24	45,000	51,485
5% 10/1/25	40,000	47,100
5% 10/1/26	45,000	52,827
Florida Muni. Pwr. Agcy. Rev.:
Series 2015 B, 5% 10/1/21	365,000	374,942
Series 2016 A:
5% 10/1/21	325,000	333,853
5% 10/1/22	325,000	348,959
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (e)	500,000	510,635
Series 2011 C, 5% 10/1/21	220,000	226,163
Series 2015 A:
4% 10/1/22 (e)	430,000	454,858
5% 10/1/23 (e)	200,000	223,218
Series 2016, 5% 10/1/24 (e)	285,000	328,577
Series 2017 A:
5% 10/1/25 (e)	65,000	77,179
5% 10/1/26 (e)	45,000	54,784
Series 2019 A:
5% 10/1/22 (e)	2,415,000	2,592,647
5% 10/1/23 (e)	700,000	781,263
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	32,729
Hillsborough County Aviation Auth. Rev. Series A:
5% 10/1/21 (e)	990,000	1,016,731
5% 10/1/25 (e)	705,000	786,265
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	48,303
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	85,000	90,254
5% 7/1/23	175,000	191,804
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A, 5% 10/1/21	500,000	513,888
Series 2013 B, 5% 10/1/21	820,000	842,776
Series 2013 C, 5% 10/1/22 (Escrowed to Maturity)	535,000	575,505
Series 2014 A, 5% 10/1/21	1,380,000	1,418,330
Lee County School Board Ctfs. 2019 A, 5% 8/1/21	350,000	356,946
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/21	400,000	401,499
Manatee County Rev. Series 2013, 5% 10/1/22	20,000	21,527
Manatee County School District Series 2017:
5% 10/1/21 (FSA Insured)	255,000	262,189
5% 10/1/24 (FSA Insured)	30,000	34,163
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2020, 1.4%, tender 4/1/22 (c)	4,000,000	4,023,920
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (e)	335,000	343,846
5% 10/1/22 (e)	250,000	267,853
5% 10/1/24 (e)	200,000	214,536
Series 2014, 5% 10/1/22 (e)	485,000	519,634
Series 2015 A, 5% 10/1/21 (e)	255,000	261,582
Series 2016 A, 5% 10/1/23	335,000	374,349
Series 2020 A:
5% 10/1/23	2,250,000	2,514,285
5% 10/1/25	1,255,000	1,497,642
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/21	345,000	350,305
5% 7/1/22	45,000	47,769
5% 7/1/23	45,000	47,797
Series 2014 A, 5% 7/1/21	750,000	761,533
Series 2014 B:
5% 7/1/22	35,000	37,154
5% 7/1/23	70,000	77,202
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	45,000	45,164
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (c)(e)	3,960,000	4,003,179
Series 2011, 0.55%, tender 11/1/41 (c)(e)	2,900,000	2,905,766
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2006 C, 5% 10/1/21	200,000	205,567
Series 2014 D:
5% 11/1/21	435,000	448,845
5% 11/1/22	120,000	129,500
5% 11/1/23	200,000	223,798
Series 2015 A:
5% 5/1/21	415,000	418,261
5% 5/1/22	985,000	1,039,697
5% 5/1/23	1,075,000	1,180,393
Series 2015 D, 5% 2/1/22	410,000	427,920
Orange County Health Facilities Auth. Series B:
5% 10/1/21	1,330,000	1,365,912
5% 10/1/22	1,295,000	1,389,613
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	530,000	563,639
Orlando Utils. Commission Util. Sys. Rev. Series 2011 C, 4% 10/1/21	250,000	255,493
Palm Beach County Health Facilities Auth. Hosp. Rev.:
Series 2014:
5% 12/1/21 (Escrowed to Maturity)	35,000	36,246
5% 12/1/23 (Escrowed to Maturity)	5,000	5,634
5% 12/1/24 (Escrowed to Maturity)	10,000	11,673
Series 2019, 5% 8/15/21	425,000	433,854
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A, 5% 8/1/21	2,000,000	2,039,948
Series 2018 B, 5% 8/1/21	1,100,000	1,121,971
Series 2014 B:
4% 8/1/21	90,000	91,425
5% 8/1/21	115,000	117,297
5% 8/1/22	40,000	42,715
Series 2015 B, 5% 8/1/21	205,000	209,095
Pasco County School Board Ctfs. of Prtn. Bonds Series 2020 B, SIFMA Municipal Swap Index + 0.750% 0.78%, tender 8/2/23 (c)(f)	5,000,000	5,010,550
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/21	120,000	122,955
5% 10/1/22	20,000	21,346
Pinellas County Hsg. Fin. Auth. Bonds (Lutheran Apts. Proj.) Series 2019 B, 1.25%, tender 8/1/21 (c)	1,625,000	1,631,852
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	23,664
5% 7/1/26	25,000	30,475
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	66,910
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	32,503
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/23	90,000	99,149
5% 7/1/24	75,000	85,548
5% 7/1/25	100,000	117,662
5% 7/1/26	175,000	211,796
5% 7/1/27	150,000	185,439
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/21	390,000	398,332
4% 10/15/22	300,000	316,611
5% 10/15/23	590,000	655,844
5% 10/15/24	1,000,000	1,146,970
5% 10/15/25	1,000,000	1,178,770
5% 10/15/26	750,000	906,188
5% 10/15/27	165,000	203,326

TOTAL FLORIDA		87,622,035

Georgia - 1.7%
Atlanta Arpt. Rev.:
Series 2012 B, 5% 1/1/23	275,000	285,830
Series 2014 B, 5% 1/1/22	30,000	31,202
Series 2019 B, 5% 7/1/22 (e)	845,000	896,993
Series 2019 E, 5% 7/1/21	430,000	436,874
Atlanta Urban Residential Fin. Auth. Bonds:
(Creekside at Adamsville Place Proj.) Series 2019, 1.95%, tender 5/1/21 (c)	7,000,000	7,020,055
(Herndon Square Sr. Apts. Proj.) Series 2019, 1.36%, tender 12/1/21 (c)	3,195,000	3,224,339
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. Bonds (Parkside Proj.) Series 2019 B, 1.38%, tender 1/1/22 (c)	4,685,000	4,725,762
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (c)	1,500,000	1,566,675
Series 2013, 1.55%, tender 8/19/22 (c)	2,370,000	2,410,788
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/22	1,000,000	1,064,020
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (c)	1,700,000	1,763,206
Series 1995 5, 2.05%, tender 11/19/21 (c)	375,000	379,595
Series 2008, 1.65%, tender 6/18/21 (c)	940,000	943,647
Series 2012 1st, 1.55%, tender 8/22/22 (c)	2,000,000	2,034,420
Series 2013 1st, 2.925%, tender 3/12/24 (c)	990,000	1,055,588
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (c)	100,000	109,129
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	100,000	100,375
(WellStar Health Sys., Inc. Proj.):
Series 2020 A:
5% 4/1/22	150,000	157,515
5% 4/1/23	150,000	164,141
Series 2020 B, 5% 4/1/22	1,120,000	1,176,112
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (c)	750,000	842,783
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	85,000	85,319
Fulton County Dev. Auth. Rev. Series 2019 C:
5% 7/1/21	1,000,000	1,015,986
5% 7/1/22	1,000,000	1,064,020
5% 7/1/23	1,300,000	1,441,115
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2012 A, 5% 11/1/21	435,000	448,637
Series 2016 A:
5% 1/1/22	595,000	617,974
5% 1/1/23	280,000	303,092
Series 2019 A, 5% 1/1/22	1,495,000	1,552,725
Series 2020 A:
3% 11/1/21	1,300,000	1,323,522
3% 11/1/22	1,045,000	1,090,719
4% 11/1/23	2,780,000	3,042,738
4% 11/1/24	200,000	224,514
4% 11/1/25	800,000	916,896
5% 1/1/22	1,905,000	1,978,555
5% 1/1/23	5,625,000	6,088,894
5% 1/1/24	2,105,000	2,365,410
5% 1/1/24	1,250,000	1,404,638
5% 11/1/26	870,000	1,063,505
Series C, 5% 1/1/22	1,200,000	1,246,334
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	20,000	21,491
5% 10/1/23	55,000	61,536
Series R, 5% 10/1/21	110,000	113,029
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/24	2,000,000	2,293,160
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3% 4/1/21	35,000	35,075
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	85,000	85,319
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (c)	1,000,000	1,080,500
Series 2018 C, 4%, tender 12/1/23 (c)	500,000	543,870
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.6%, tender 12/1/23 (c)(f)	12,500,000	12,527,250
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 0.827%, tender 9/1/23 (c)(f)	12,200,000	12,265,636
Series 2018 A, 4% 3/1/23	200,000	214,542
Series 2019 A, 5% 5/15/22	1,000,000	1,055,430
Series 2019 C, 5% 9/1/21	285,000	291,375
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	447,541
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (c)	705,000	713,638
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (c)	1,500,000	1,536,015
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	75,275

TOTAL GEORGIA		91,024,324

Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 0.48%, tender 7/1/39 (c)(f)	545,000	545,000
Hawaii Gen. Oblig.:
Series 2020 A:
5% 7/1/24 (e)	250,000	284,275
5% 7/1/25 (e)	350,000	409,374
Series FE, 5% 10/1/21	400,000	411,349
Series GA, 5% 10/1/21	5,000,000	5,141,857
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (e)	10,000	10,171
5% 8/1/21 (FSA Insured) (e)	300,000	305,333
5% 8/1/22 (e)	45,000	47,579
5% 8/1/23 (e)	30,000	33,037
5.25% 8/1/24 (e)	890,000	985,622

TOTAL HAWAII		8,173,597

Idaho - 0.0%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/21	250,000	258,974
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	230,000	233,797
Series 2019 A, 4% 1/1/50	50,000	55,475

TOTAL IDAHO		548,246

Illinois - 2.9%
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	555,184
Series 2019 A, 5% 12/1/23	1,000,000	1,103,250
Series 2021 B, 5% 12/1/21	400,000	412,608
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/25	1,500,000	1,691,715
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	610,000	633,971
5% 1/1/23	205,000	222,417
Series 2014 A:
5% 1/1/22 (e)	2,865,000	2,976,113
5% 1/1/24 (e)	1,000,000	1,116,220
Series 2014 B, 5% 1/1/23	225,000	244,116
Series 2016 A, 5% 1/1/24 (e)	1,000,000	1,117,710
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/22	5,000	5,087
5% 1/1/23	10,000	10,351
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A:
5% 1/1/23 (Pre-Refunded to 1/1/22 @ 100) (e)	1,000,000	1,038,700
5% 1/1/25 (Pre-Refunded to 1/1/22 @ 100) (e)	500,000	519,350
Series 2012 B:
5% 1/1/22 (e)	1,875,000	1,947,718
5% 1/1/22 (Escrowed to Maturity) (e)	1,000,000	1,038,697
Series 2013 A:
5% 1/1/22 (Escrowed to Maturity) (e)	1,400,000	1,454,176
5% 1/1/23 (e)	1,440,000	1,560,686
Series 2013 B:
5% 1/1/22 (Escrowed to Maturity)	135,000	140,398
5% 1/1/23	395,000	428,559
Series 2013 C, 5% 1/1/22 (Escrowed to Maturity) (e)	700,000	727,088
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	70,000	72,799
Series 2015 B, 5% 1/1/23	350,000	379,736
Series 2016 A:
5% 1/1/23 (e)	250,000	270,953
5% 1/1/24 (e)	305,000	342,091
Series 2016 D, 5% 1/1/22	300,000	311,789
Series 2017 C, 5% 1/1/22	110,000	114,323
Series 2017 D:
5% 1/1/24 (e)	1,000,000	1,121,610
5% 1/1/27 (e)	85,000	103,422
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/21	635,000	642,158
5% 6/1/25	25,000	29,250
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	25,914
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/22	480,000	497,916
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/22	20,000	20,703
Series 2012 C:
5% 11/15/21	120,000	124,034
5% 11/15/22	590,000	637,690
5% 11/15/23	250,000	269,528
Series 2014 A:
5% 11/15/21	35,000	36,177
5% 11/15/22	275,000	297,228
Series 2016 A, 5% 11/15/21	2,250,000	2,325,639
Series 2021 A:
3% 11/15/21	1,000,000	1,019,581
5% 11/15/22	10,200,000	11,024,466
5% 11/15/23	4,550,000	5,109,104
5% 11/15/24	50,000	57,990
5% 11/15/25	50,000	59,658
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	200,000	197,882
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.55%, tender 11/1/21 (c)(e)	6,000,000	6,011,930
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (c)	1,450,000	1,647,505
Series 2013 A:
5% 6/1/23	540,000	593,185
5% 6/1/23 (Escrowed to Maturity)	55,000	60,733
Series 2020 A:
5% 8/15/21	1,000,000	1,021,526
5% 8/15/22	750,000	801,518
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	40,819
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	100,000	115,429
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (c)	3,030,000	3,033,828
Series 2016 B, 1 month U.S. LIBOR + 1.350% 1.436%, tender 3/1/21 (c)(f)	1,090,000	1,090,135
Series 2017 B, 5%, tender 12/15/22 (c)	265,000	286,338
Series E, 2.25%, tender 4/29/22 (c)	770,000	788,341
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	25,899
Series 2012 A:
5% 10/1/21	200,000	205,543
5% 5/15/22	250,000	263,598
5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	30,000	31,733
Series 2012:
5% 9/1/21	45,000	46,064
5% 9/1/22	75,000	80,309
Series 2014 A, 5.25% 7/1/44 (Pre-Refunded to 7/1/23 @ 100)	3,000,000	3,341,640
Series 2014, 5% 8/1/22	1,000,000	1,064,640
Series 2015 A:
5% 11/15/22	10,000	10,785
5% 11/15/22	1,000,000	1,076,730
5% 11/15/24	35,000	40,121
5% 11/15/25	45,000	53,031
5% 11/15/26	45,000	52,861
Series 2015 B, 5% 11/15/24	45,000	51,922
Series 2016 A:
5% 8/15/21 (Escrowed to Maturity)	15,000	15,327
5% 2/15/23	20,000	21,796
5% 8/15/23 (Escrowed to Maturity)	35,000	38,971
5% 8/15/24 (Escrowed to Maturity)	50,000	57,749
5% 7/1/25	250,000	294,273
Series 2016 C:
5% 2/15/22	225,000	235,275
5% 2/15/23	700,000	764,295
5% 2/15/24	115,000	130,219
Series 2016:
5% 5/15/21	740,000	746,827
5% 12/1/21	5,000,000	5,169,866
5% 7/1/22	65,000	69,170
5% 11/15/23	235,000	262,998
5% 5/15/25	10,000	11,622
5% 12/1/25	325,000	384,456
5% 5/15/26	20,000	23,855
5% 5/15/27	25,000	29,659
Series 2017 A, 5% 7/15/21	600,000	610,539
Series 2017:
5% 1/1/23	35,000	38,041
5% 1/1/25	50,000	58,456
Series 2019:
5% 9/1/22	225,000	239,105
5% 4/1/26	1,000,000	1,201,200
Illinois Gen. Oblig.:
Series 2006, 5% 6/1/21	405,000	409,146
Series 2010, 5% 1/1/23 (FSA Insured)	250,000	253,840
Series 2012 A, 4% 1/1/23	30,000	30,703
Series 2012:
5% 8/1/21	55,000	55,938
5% 3/1/22	200,000	207,997
5% 8/1/22	1,760,000	1,856,958
5% 8/1/22 (FSA Insured)	2,800,000	2,966,964
Series 2013:
5% 7/1/21	3,270,000	3,314,655
5% 7/1/22	375,000	394,534
5.5% 7/1/24	835,000	910,576
Series 2014:
5% 2/1/22	65,000	67,395
5% 4/1/23	50,000	53,887
5% 2/1/25	50,000	54,704
Series 2016:
5% 11/1/21	1,505,000	1,545,835
5% 1/1/22	1,650,000	1,705,552
5% 2/1/24	450,000	496,220
5% 1/1/26	300,000	343,215
5% 2/1/26	1,235,000	1,415,409
Series 2017 A:
5% 12/1/22	5,000,000	5,333,000
5% 12/1/23	750,000	823,883
Series 2017 D:
5% 11/1/21	2,180,000	2,238,264
5% 11/1/23	420,000	458,913
Series 2018 A:
5% 5/1/21	1,650,000	1,661,693
5% 10/1/21	1,500,000	1,535,697
5% 10/1/26	1,340,000	1,555,740
5.25% 5/1/22	1,660,000	1,741,124
Series 2020 May, 5.125% 5/1/22	275,000	288,043
Series 2020, 4.875% 5/1/21	1,350,000	1,359,246
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	315,000	318,796
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2020, 0.325%, tender 8/1/22 (c)	12,250,000	12,261,025
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	1,170,000	1,218,822
5% 2/1/23	25,000	27,150
Illinois Reg'l. Trans. Auth.:
Series 1999, 5.75% 6/1/21 (FSA Insured)	300,000	304,104
Series 2002 A, 6% 7/1/21	460,000	468,795
Series 2017 A, 5% 7/1/21	210,000	213,322
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	436,924
Series 2016 D, 5% 6/15/23	1,500,000	1,627,455
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (FSA Insured)	290,000	314,934
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/21	1,165,000	1,206,639
5% 12/1/22	1,090,000	1,180,405
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,018,639
Kane County School District No. 131:
Series 2020 A:
3% 12/1/21 (FSA Insured)	355,000	361,502
4% 12/1/22 (FSA Insured)	235,000	248,484
5% 12/1/23 (FSA Insured)	290,000	323,051
Series 2020 B:
3% 12/1/21 (FSA Insured)	510,000	519,341
4% 12/1/22 (FSA Insured)	435,000	459,960
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B:
4% 12/15/23	155,000	170,618
4% 12/15/24	450,000	508,671
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/22 (FSA Insured)	265,000	263,529
Series 2011, 5.5% 2/1/23	550,000	598,444
Lake County Cmnty. Consolidated School District Series 2020, 4% 2/1/22 (FSA Insured)	310,000	319,533
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	105,000	102,035
0% 1/15/25	110,000	104,908
0% 1/15/26	80,000	74,810
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	65,000	70,669
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	102,386
Series 1994, 0% 6/15/21 (Escrowed to Maturity)	470,000	469,490
Series 2012 B, 5% 12/15/22	1,655,000	1,774,921
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/22 (Build America Mutual Assurance Insured)	250,000	261,413
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.25% 6/1/21	500,000	506,008
5.375% 6/1/21	310,000	313,821
Series 2017:
5% 6/1/22	2,320,000	2,449,943
5% 6/1/23	2,470,000	2,711,517
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,803,849
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	288,392
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	702,789
Series 2011 A, 5% 4/1/21	250,000	250,896
Series 2011, 5% 4/1/22	350,000	351,250
Series 2018 A, 5% 4/1/22	1,000,000	1,047,870
Series 2019 A, 5% 4/1/22	485,000	508,217
Waukegan Gen. Oblig.:
Series 2018 A:
4% 12/30/21 (FSA Insured)	410,000	421,525
4% 12/30/22 (FSA Insured)	425,000	450,504
Series 2018 B, 4% 12/30/22 (FSA Insured)	400,000	424,532
Western Illinois Univ. Board Rev. Series 2020, 4% 4/1/22	1,200,000	1,241,892
Whiteside & Lee Counties Cmnty. Unit School District Series 2018 A, 4% 12/1/21	1,325,000	1,360,648

TOTAL ILLINOIS		151,519,176

Indiana - 0.8%
Hammond Loc Pub. Impt. Bd Bank Series 2021 A, 2% 12/31/21	1,170,000	1,181,339
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/1/21 (c)(e)	500,000	507,826
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	710,000	748,006
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2012 A, 5% 5/1/42 (Pre-Refunded to 5/1/23 @ 100)	2,000,000	2,205,340
Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (c)	3,300,000	3,339,963
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.31%, tender 3/4/21 (c)(f)	3,300,000	3,299,907
SIFMA Municipal Swap Index + 0.280% 0.31%, tender 3/4/21 (c)(f)	3,500,000	3,499,905
Series 2015 B, 1.65%, tender 7/2/22 (c)	1,290,000	1,305,622
Series 2013:
5% 8/15/22	15,000	16,030
5% 8/15/23	20,000	22,246
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
3% 2/1/22	210,000	214,683
3% 2/1/23	225,000	235,127
4% 2/1/24	200,000	217,214
4% 2/1/25	275,000	304,750
(DePauw Univ. Proj.) Series 2019:
5% 7/1/21	565,000	573,306
5% 7/1/22	600,000	635,262
Series 2012, 5% 3/1/21 (Escrowed to Maturity)	25,000	25,000
Series 2016, 5% 9/1/26	205,000	249,784
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2011 A, 5.25% 10/1/22	215,000	221,321
Series 2012 A, 5% 10/1/22	35,000	37,661
Series 2014 A:
5% 10/1/21	10,000	10,281
5% 10/1/22	15,000	16,141
Series 2015 A:
5% 10/1/24	35,000	40,500
5% 10/1/25	35,000	40,496
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (c)	155,000	159,749
Indiana Univ. Student Fee Revs. Series Z1, 3% 8/1/21	1,895,000	1,917,495
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/23 (e)	45,000	48,616
5% 1/1/24 (e)	60,000	67,279
5% 1/1/25 (e)	65,000	75,189
Series 2019 D, 5% 1/1/24 (e)	150,000	168,197
Series 2019, 1.45% 6/1/21	3,000,000	3,001,156
Series 2021 A:
5% 6/1/22	1,265,000	1,336,979
5% 6/1/23	255,000	280,334
Indianapolis Multifamily Hsg. Rev. Bonds Series A, 1.4%, tender 9/1/21 (c)	4,000,000	4,023,243
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	20,000	20,344
Purdue Univ. Rev.:
Series 2012 AA, 5% 7/1/27	255,000	270,496
Series CC, 5% 7/1/21	300,000	304,816
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (c)(e)	2,800,000	2,795,548
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (c)(e)	1,780,000	1,912,539
Series 2016 A, 5%, tender 3/1/23 (c)(e)	3,400,000	3,697,976
Series 2019 A, 5%, tender 6/5/26 (c)(e)	1,645,000	2,003,840

TOTAL INDIANA		41,031,506

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/22	540,000	564,128
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	281,918
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (e)	1,000,000	1,034,895
Series 2018 A:
5% 12/1/21 (e)	500,000	517,063
5% 12/1/22 (e)	725,000	780,687
Series 2019 B, 5% 12/1/23 (e)	600,000	670,470

TOTAL IOWA		3,849,161

Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	35,000	37,521
Kansas Dept. of Trans. Hwy. Rev. Series 2004 C1, 1 month U.S. LIBOR + 0.300% 0.386% 9/1/21 (c)(f)	5,000,000	5,004,616
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 B, 5% 3/1/21	500,000	500,000
Wichita Health Care Facilities Series III, 4% 5/15/21	455,000	455,568
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,688
5% 9/1/23	15,000	16,669
5% 9/1/25	15,000	17,781

TOTAL KANSAS		6,042,843

Kentucky - 1.5%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	32,860
5% 2/1/25	20,000	22,412
Series 2019, 5% 2/1/22	500,000	516,050
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2008 A, 1.2%, tender 6/1/21 (c)(e)	1,025,000	1,027,149
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/22	285,000	295,980
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A, 5% 9/1/22	2,000,000	2,140,320
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21 (Escrowed to Maturity)	435,000	445,416
Kentucky Bond Dev. Corp. Edl. Facilities:
(Transylvania Univ. Proj.) Series 2021 A, 2% 3/1/23	320,000	326,886
(Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	376,139
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (c)	345,000	349,348
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5% 6/1/21	230,000	231,718
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.25%, tender 3/1/21 (c)(e)	5,420,000	5,420,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (e)	250,000	273,385
Series 2019 A1, 5% 6/1/22 (e)	200,000	210,894
Kentucky Hsg. Corp. Hsg. Rev. Bonds (Westminster Village Proj.) Series 2019, 2%, tender 4/1/21 (c)	2,000,000	2,002,832
Kentucky Hsg. Corp. Multi-family Rev. Bonds (City View Park Proj.) Series 2020, 1.16%, tender 8/1/22 (c)	4,000,000	4,036,145
Kentucky Rural Wtr. Fin. Corp. Series 2020 E, 0.425% 12/1/21	3,000,000	3,000,330
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D, 5% 5/1/21	1,230,000	1,239,501
(Kentucky St Proj.) Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,109,499
Series 2002, 5.5% 8/1/21 (AMBAC Insured)	770,000	786,612
Series 2005, 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	266,565
Series 2016 B, 5% 11/1/23	1,885,000	2,102,359
Series 2016:
3% 2/1/24	350,000	373,538
5% 11/1/23	375,000	418,770
5% 2/1/24	275,000	309,084
5% 10/1/24	325,000	373,695
Series 2017:
5% 4/1/21	600,000	602,278
5% 4/1/22	400,000	420,312
5% 4/1/23	600,000	655,770
5% 4/1/24	900,000	1,016,964
Series 2018:
5% 5/1/21	1,145,000	1,153,844
5% 5/1/22	385,000	406,006
5% 5/1/23	1,415,000	1,551,463
Series A:
5% 8/1/21	300,000	305,852
5% 10/1/21	765,000	785,929
5% 11/1/21	350,000	360,948
5% 2/1/22	350,000	365,034
5% 8/1/22	905,000	922,575
5% 11/1/22	610,000	657,440
5% 11/1/25	350,000	413,956
Series B:
3% 5/1/21	275,000	276,224
5% 11/1/21	975,000	1,005,499
5% 8/1/22	2,270,000	2,420,410
5% 8/1/23	2,695,000	2,979,430
Series C, 5% 11/1/21	2,875,000	2,964,932
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (c)	1,000,000	1,121,290
Series 2018 B, 4% 7/1/21	1,350,000	1,365,896
Series A:
4% 6/1/21	270,000	272,384
4% 12/1/22	350,000	371,312
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (c)	840,000	934,979
Series 2020 C, 5%, tender 10/1/26 (c)	2,015,000	2,456,990
Series 2016 A, 5% 10/1/22	200,000	214,448
Louisville & Jefferson County Gen. Oblig. Series 2020 A, 5% 10/1/24	2,005,000	2,323,153
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/21 (e)	1,250,000	1,268,166
5% 7/1/23 (e)	1,750,000	1,922,305
5% 7/1/24 (e)	155,000	175,702
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	55,000	58,258
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	230,000	243,625
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 2.55%, tender 5/3/21 (c)	2,000,000	2,007,441
Series 2007 A, 1.65%, tender 6/1/21 (c)	7,250,000	7,273,976
Series 2007 B, 1.65%, tender 6/1/21 (c)	2,000,000	2,006,614
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22	2,005,000	2,144,889
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (c)	600,000	605,928
Series 2001 B, 2.55%, tender 5/3/21 (c)	2,590,000	2,599,636
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	790,064

TOTAL KENTUCKY		79,109,409

Louisiana - 0.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/21 (FSA Insured)	1,770,000	1,790,983
5% 6/1/22 (FSA Insured)	900,000	953,550
Louisiana Gen. Oblig.:
Series 2012 C, 5% 7/15/21	240,000	244,306
Series 2015 A, 5% 5/1/21	350,000	352,786
Series 2016 D, 5% 9/1/24	155,000	179,033
5% 5/1/24	350,000	399,889
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (c)	4,000,000	3,942,640
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (c)	815,000	822,237
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	35,000	35,530
5% 7/1/22	20,000	21,211
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/22 (e)	280,000	290,189
5% 1/1/23 (e)	1,070,000	1,153,942
5% 1/1/24 (e)	20,000	22,360
5% 1/1/25 (e)	5,000	5,761
5% 1/1/26 (e)	15,000	17,754
Series 2017 D2:
5% 1/1/22 (e)	345,000	357,555
5% 1/1/23 (e)	10,000	10,785
5% 1/1/24 (e)	15,000	16,770
5% 1/1/25 (e)	115,000	132,509
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (c)	4,780,000	4,842,522
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21 (Escrowed to Maturity)	600,000	608,358
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	635,000	641,122
5% 5/15/23	110,000	120,989

TOTAL LOUISIANA		16,962,781

Maine - 0.0%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (FSA Insured) (e)	500,000	556,985
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B, 4% 7/1/21	85,000	85,969
Series 2020 A, 4% 7/1/22	425,000	445,515
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	50,796
5% 7/1/22	40,000	42,550
5% 7/1/26	250,000	295,678

TOTAL MAINE		1,477,493

Maryland - 0.4%
Baltimore County Gen. Oblig. Series 2020, 4% 1/1/22	830,000	852,146
Baltimore Proj. Rev.:
(Wtr. Proj.) Series 2020 A:
5% 7/1/23	400,000	443,720
5% 7/1/24	635,000	731,349
Series 2017 D:
5% 7/1/24	70,000	80,621
5% 7/1/25	75,000	89,234
Howard County Gen. Oblig. Series A:
5% 8/15/21	100,000	102,222
5% 8/15/22	1,000,000	1,070,960
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B:
1.6% 3/1/21	1,390,000	1,390,000
4% 9/1/49	270,000	299,460
Series 2020 C, 0.625% 7/1/22	500,000	501,075
Series A:
0.2% 3/1/23	1,015,000	1,014,523
0.25% 9/1/23	775,000	773,667
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (c)	1,000,000	1,157,570
Series 2020:
4% 7/1/21	1,065,000	1,075,396
4% 1/1/22	200,000	204,914
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012 B, 5% 7/1/21	240,000	243,845
Series 2015:
5% 7/1/22	20,000	21,148
5% 7/1/23	20,000	21,945
5% 7/1/24	45,000	51,042
5% 7/1/25	40,000	46,730
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,318,250
Series 2019 A, 5% 10/1/21	380,000	390,261
Series 2020 A:
3% 7/1/21	210,000	211,787
4% 7/1/22	100,000	104,717
Series 2020 B:
5% 4/15/21	440,000	442,499
5% 4/15/23	675,000	740,495
Maryland Trans. Auth. Series 2012 B, 5% 3/1/21 (Escrowed to Maturity) (e)	3,565,000	3,565,000
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/22	1,500,000	1,596,870
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.18%, tender 3/1/21 (c)	3,250,000	3,250,000

TOTAL MARYLAND		21,791,446

Massachusetts - 0.7%
Boston Hsg. Auth. Cap. Prog. Series 2020 B:
5% 4/1/23	450,000	494,100
5% 4/1/24	475,000	541,106
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series B:
5% 7/1/21	780,000	792,522
5% 7/1/22	900,000	957,870
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.53%, tender 1/26/23 (c)(f)	3,400,000	3,404,352
Series 2016 A, 5% 7/15/22	30,000	32,003
Series 2016 I:
5% 7/1/21	10,000	10,137
5% 7/1/22	15,000	15,820
5% 7/1/23	15,000	16,481
5% 7/1/24	25,000	28,410
5% 7/1/25	20,000	23,421
5% 7/1/26	20,000	24,044
Series 2019 A:
5% 7/1/21	200,000	202,671
5% 7/1/22	450,000	473,972
5% 7/1/24	155,000	176,140
Series C:
5% 10/1/21 (FSA Insured)	250,000	256,602
5% 10/1/22 (FSA Insured)	275,000	294,638
5% 10/1/23 (FSA Insured)	350,000	388,339
5% 10/1/24 (FSA Insured)	325,000	372,450
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (e)	2,080,000	2,112,947
Series 2014, 5% 1/1/23 (e)	3,000,000	3,247,890
Series 2015 A:
5% 1/1/22 (e)	600,000	623,372
5% 1/1/23 (e)	9,000,000	9,743,670
Series 2016 J:
5% 7/1/21 (e)	1,465,000	1,487,726
5% 7/1/22 (e)	1,475,000	1,566,465
5% 7/1/23 (e)	725,000	800,299
Series 2016, 5% 7/1/24 (e)	350,000	399,102
Series 2020 C, 5% 7/1/23 (e)	200,000	220,772
Massachusetts Gen. Oblig. Bonds Series D2, 1.7%, tender 8/1/22 (c)	370,000	377,037
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 0.1%, tender 3/5/21 (FSA Insured) (c)	3,930,000	3,930,000
Bonds Series I, 0.7%, tender 7/1/25 (c)(d)	395,000	395,000
Series 2010 A, 5% 10/1/21	250,000	256,899
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (e)	65,000	74,374
5% 7/1/25 (e)	25,000	29,474
Series 2019 C, 5% 7/1/24 (e)	345,000	394,752

TOTAL MASSACHUSETTS		34,164,857

Michigan - 1.4%
Armada Area Schools Series 2014, 4% 5/1/22	305,000	317,883
Brandon School District Series A, 5% 5/1/23	430,000	473,043
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24 (d)	1,335,000	1,472,545
Chippewa Valley Schools:
Series 2013, 5% 5/1/21	310,000	312,441
Series A, 2% 5/1/21	250,000	250,741
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	35,000	36,905
Dearborn School District Series 2017, 5% 5/1/22	250,000	263,610
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	530,765
Series A, 5% 7/1/25 (FSA Insured)	550,000	625,015
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 0.759% 7/1/32 (c)(f)	90,000	87,806
Durand Area Schools Gen. Oblig. Series 2015, 5% 5/1/21	335,000	337,554
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	45,000	45,347
5% 5/1/22	40,000	42,178
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	30,000	33,010
Huron Valley School District Series 2011:
5% 5/1/21	865,000	871,827
5% 5/1/22	510,000	514,024
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	21,100
5% 5/15/24	10,000	11,321
5% 5/15/25	15,000	17,507
5% 5/15/26	15,000	18,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.28%, tender 9/24/21 (c)(f)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	60,000	68,545
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	1,155,000	1,227,823
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,845,000	3,024,377
(Mclaren Health Care Corp. Proj.) Series 2015, 5% 5/15/21	145,000	146,368
(Trinity Health Proj.) Series 2017, 5% 12/1/23	250,000	281,263
Bonds:
Series 2013 M1, 0.18%, tender 3/1/21 (c)	14,500,000	14,500,000
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.51%, tender 3/4/21 (c)(f)	5,000,000	5,004,794
Series 2019 B, 3.5%, tender 11/15/22 (c)	5,750,000	6,032,038
Series 2019 MI2, 5%, tender 2/1/25 (c)	1,605,000	1,865,957
Series 2012, 5% 11/1/22	350,000	377,160
Series 2015 A:
5% 8/1/22	1,380,000	1,470,418
5% 8/1/23	330,000	366,006
Series 2015 MI:
5% 12/1/22	475,000	514,572
5% 12/1/24	100,000	116,511
Series 2015, 5% 11/15/21	585,000	603,905
Series 2016, 5% 11/15/22	715,000	770,498
Series 2020 A:
4% 6/1/22	1,000,000	1,045,250
5% 6/1/24	1,000,000	1,137,100
Michigan Gen. Oblig. Series 2016:
5% 3/15/21	560,000	560,951
5% 3/15/22	50,000	52,429
5% 3/15/23	85,000	92,993
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (c)	80,000	83,258
Series 2010 F1, 4%, tender 6/1/23 (c)	200,000	216,036
Series 2005 A4, 5% 11/1/21	3,805,000	3,925,322
Series 2008 C, 5% 12/1/21	500,000	517,948
Michigan State Univ. Revs. Series 2015 A, 5% 8/15/21	380,000	388,268
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (c)	2,700,000	2,715,281
Series CC, 1.45%, tender 9/1/21 (c)	155,000	155,877
Series 2019, 4% 11/15/22	730,000	754,805
Michigan Trunk Line Fund Rev. Series 2020 A, 5% 11/15/21	1,500,000	1,550,969
Northern Michigan Univ. Revs. Series 2018 A, 5% 12/1/22	700,000	756,392
Novi Cmnty. School District Series I, 4% 5/1/23	550,000	594,325
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	403,123
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	49,186
5% 11/1/23	30,000	33,383
5% 5/1/24	40,000	45,269
5% 11/1/24	45,000	51,737
5% 5/1/25	25,000	29,178
5% 11/1/25	25,000	29,606
5% 11/1/28	20,000	24,246
Rockford Pub. Schools Gen. Oblig. Series 2019 I, 4% 5/1/22	285,000	297,038
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	35,000	35,810
5% 9/1/23	10,000	11,126
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/21	285,000	289,382
5% 7/1/22	455,000	482,996
5% 7/1/23	250,000	275,965
Spring Lake Pub. Schools Series 2014, 5% 5/1/21	90,000	90,694
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (e)	530,000	544,633
5% 12/1/21 (e)	8,505,000	8,803,747
5% 12/1/22 (e)	250,000	258,533
Series 2012 B, 5% 12/1/22 (e)	485,000	523,625
Series 2017 B, 5% 12/1/21 (e)	300,000	310,192
Wayne State Univ. Revs. Series 2015 A, 5% 11/15/21	200,000	206,680
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	448,393

TOTAL MICHIGAN		71,444,603

Minnesota - 0.3%
Apple Valley Sr. Living Series 2016 B, 4% 1/1/22	155,000	152,221
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/21	110,000	110,594
4% 5/1/22	110,000	114,187
5% 5/1/23	110,000	119,910
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	230,000	258,396
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	20,779
5% 1/1/23	20,000	21,684
Series 2014 B:
5% 1/1/22 (e)	45,000	46,695
5% 1/1/23 (e)	20,000	21,626
Series 2016 B, 5% 1/1/22	985,000	1,023,370
Series 2016 C, 5% 1/1/22	235,000	244,295
Series 2019 B, 5% 1/1/22 (e)	3,000,000	3,113,014
Series 2019 C, 5% 1/1/26	380,000	454,309
Minneapolis Multi-family Rev. Bonds Series 2019, 1.55%, tender 11/1/21 (c)	4,050,000	4,084,087
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 0.46%, tender 7/3/23 (c)(f)	3,000,000	2,997,360
Series H:
0.55% 1/1/23 (e)	200,000	200,324
0.65% 1/1/24 (e)	200,000	200,076
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	72,126
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	25,967
5% 1/1/23	25,000	27,091
5% 1/1/24	35,000	39,393
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (c)	1,905,000	1,960,828
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 1994 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	283,150
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	20,795
5% 1/1/23	65,000	70,535
5% 1/1/24	20,000	22,583

TOTAL MINNESOTA		15,705,395

Mississippi - 0.1%
Jackson Gen. Oblig. Series 2021:
5% 3/1/22	325,000	339,764
5% 3/1/23	325,000	353,688
5% 3/1/24	500,000	563,735
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2004, 0.55%, tender 9/1/21 (c)(e)	1,700,000	1,702,617
Mississippi Dev. Bank Spl. Obl (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	844,495
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/22	350,000	363,334
Bonds Series 2020 A2, 0.65%, tender 9/1/21 (c)	300,000	300,059
Series I, 5% 10/1/22	420,000	450,685

TOTAL MISSISSIPPI		4,918,377

Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/21	10,000	10,000
5% 3/1/22	15,000	15,450
5% 3/1/23	20,000	21,159
5% 3/1/24	15,000	16,264
5% 3/1/25	15,000	16,560
5% 3/1/26	20,000	22,420
Missouri Health & Edl. Facilities Rev. Series 2020:
5% 11/15/21	520,000	537,255
5% 11/15/22	660,000	712,642
5% 11/15/23	815,000	915,147
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	72,139
Missouri State Pub. Util. Commn Rev. Series 2020, 0.5% 3/1/22	5,000,000	5,002,233
Saint Louis Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (FSA Insured)	605,000	643,061
5% 7/1/23 (FSA Insured)	1,080,000	1,195,096
Series 2017 B:
5% 7/1/21 (FSA Insured) (e)	400,000	406,083
5% 7/1/22 (FSA Insured) (e)	500,000	530,420
Series 2019 B:
5% 7/1/21 (e)	350,000	355,205
5% 7/1/22 (e)	365,000	386,703
5% 7/1/23 (e)	385,000	422,815
5% 7/1/24 (e)	400,000	453,708
5% 7/1/25 (e)	420,000	489,888
Series 2019 C, 5% 7/1/25	660,000	777,190
Saint Louis Muni. Fin. Corp. Leasehold Rev. Series 2017 B, 4% 6/1/21 (FSA Insured)	320,000	322,890

TOTAL MISSOURI		13,324,328

Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	33,899
Series A1, 3.5% 6/1/50	465,000	510,779
Montana Board of Invt.:
(Intercap Revolving Prog.) Series 2017, 1%, tender 3/1/21 (c)	1,425,000	1,425,000
Series 2007, 1%, tender 3/1/21 (c)	1,520,000	1,520,000
Montana Facility Fin. Auth. Rev. Series 2019 A, 5% 1/1/22	430,000	447,045

TOTAL MONTANA		3,936,723

Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (c)	1,170,000	1,326,581
Series 2019:
4% 8/1/21	1,500,000	1,523,315
4% 2/1/22	1,465,000	1,514,978
4% 8/1/23	580,000	629,816
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020:
5% 11/15/21	100,000	103,289
5% 11/15/22	130,000	140,277
Gretna Ctfs. Prtn. Series 2021, 4% 12/15/25 (d)	2,620,000	2,933,326
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (e)	155,000	170,616
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (c)	5,000,000	4,973,900
Series B, 5% 1/1/23	250,000	270,233
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	234,632

TOTAL NEBRASKA		13,820,963

Nevada - 1.3%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/21 (e)	2,045,000	2,076,792
5% 7/1/22 (e)	360,000	382,252
Series 2017 C, 5% 7/1/21 (e)	11,625,000	11,804,938
Series 2018 A, 5% 7/1/21	1,520,000	1,543,887
Series 2019 A, 5% 7/1/23	200,000	221,414
Series 2019 D:
5% 7/1/21	6,170,000	6,268,634
5% 7/1/22	10,000,000	10,640,200
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
(Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/21 (e)	800,000	812,437
5% 7/1/22 (e)	300,000	318,543
Series 2019 E:
5% 7/1/22	480,000	510,730
5% 7/1/24	300,000	344,226
Clark County School District:
Series 2012 A, 5% 6/15/21	1,010,000	1,023,590
Series 2015 B, 5% 6/15/21	370,000	374,979
Series 2016 A:
5% 6/15/21	365,000	369,911
5% 6/15/23	30,000	33,104
Series 2017 A, 5% 6/15/22	2,000,000	2,118,960
Series 2017 C, 5% 6/15/22	300,000	317,844
Series 2019 C, 5% 6/15/21	370,000	374,979
Series 2020 A:
3% 6/15/22	500,000	516,920
3% 6/15/23 (FSA Insured)	450,000	476,636
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015 B, 5% 12/1/21	600,000	621,861
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 0.3%, tender 12/1/26 (b)(c)(e)	3,200,000	3,200,631
Nevada Gen. Oblig.:
Series 2013 D1, 5% 3/1/24	60,000	65,569
Series 2019 A, 5% 5/1/21	200,000	201,599
Nevada Hsg. Division Bonds Series 2020:
0.3%, tender 10/1/22 (c)	4,220,000	4,222,574
1.19%, tender 4/1/21 (c)	5,000,000	5,003,808
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (c)	1,240,000	1,279,903
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (c)(e)	1,590,000	1,592,035
Series 2016 F, 2.05%, tender 4/15/22 (c)(e)	8,400,000	8,544,228
Series 2016, 2.05%, tender 4/15/22 (c)(e)	1,210,000	1,230,776

TOTAL NEVADA		66,493,960

New Hampshire - 0.0%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (c)(e)	555,000	580,369
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (e)	260,000	292,136
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	225,000	228,336
Series 2012, 4% 7/1/21	35,000	35,352
Series 2016:
5% 10/1/21	25,000	25,660
5% 10/1/23	425,000	471,206

TOTAL NEW HAMPSHIRE		1,633,059

New Jersey - 3.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/22	55,000	57,107
5% 2/15/23	70,000	75,855
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C, 5.25% 11/1/21 (FSA Insured)	1,000,000	1,033,485
Series B, 0% 11/1/22 (FSA Insured)	680,000	672,370
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/22	225,000	238,302
Hudson County Impt. Auth. Rev. Series 2020 C1A, 1.5% 9/2/21	1,750,000	1,761,604
Monmouth County Impt. Auth. Rev. Series 2020 A, 2% 7/12/21	1,250,000	1,258,317
New Brunswick Parking Auth. Rev. Series 2020 B:
5% 9/1/23	675,000	745,855
5% 9/1/25	850,000	1,003,060
New Jersey Econ. Dev. Auth. Series QQQ:
5% 6/15/22	400,000	423,684
5% 6/15/23	420,000	461,017
5% 6/15/24	300,000	340,011
5% 6/15/25	385,000	448,159
5% 6/15/26	555,000	660,916
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series A, 5% 7/1/23 (Build America Mutual Assurance Insured)	250,000	276,218
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	115,000	132,026
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	1,900,000	2,045,122
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	20,706
5% 6/1/23 (FSA Insured)	25,000	27,427
5% 6/1/24 (FSA Insured)	20,000	22,716
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24(e)	350,000	391,878
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	111,883
Series 2005, 5.25% 12/15/21	1,720,000	1,786,513
Series 2012 II:
5% 3/1/22	135,000	141,216
5% 3/1/23	835,000	871,732
Series 2012, 5% 6/15/22 (Assured Guaranty Corp. Insured)	900,000	953,262
Series 2013:
5% 3/1/23	4,920,000	5,350,156
5% 3/1/24	380,000	411,494
Series 2015 XX:
5% 6/15/21	500,000	506,684
5% 6/15/23	75,000	82,325
Series 2016 BBB, 5% 6/15/21	1,090,000	1,104,571
Series 2017 DDD, 5% 6/15/22	220,000	233,026
Series 2019:
5.25% 9/1/22 (b)	5,550,000	5,942,718
5.25% 9/1/23 (b)	5,000,000	5,563,050
5.25% 9/1/24 (b)	2,100,000	2,411,871
Series UU, 3.1% 6/15/23	410,000	432,402
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 C, 1.15% 6/1/23 (e)	2,500,000	2,519,900
(NJ American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (e)	1,600,000	1,570,576
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (c)(e)	2,000,000	2,023,080
New Jersey Edl. Facility:
Series 2014, 5% 6/15/21	240,000	243,208
Series 2015 B, 5% 7/1/21 (FSA Insured)	405,000	411,091
Series 2016 A:
5% 7/1/21	50,000	50,710
5% 7/1/22	140,000	147,938
5% 7/1/23	75,000	82,256
5% 7/1/24	175,000	198,189
Series 2016 E, 5% 7/1/22	625,000	662,163
New Jersey Gen. Oblig.:
Series 2013, 5% 6/1/23	430,000	473,370
Series 2014, 5% 6/1/22	400,000	423,020
Series 2016, 5% 6/1/21	500,000	505,738
Series 2020 A:
4% 6/1/23	24,320,000	26,230,093
5% 6/1/24	1,530,000	1,745,210
5% 6/1/25	2,330,000	2,742,107
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2012 A, 5% 7/1/24	1,310,000	1,391,181
Series 2013, 5% 7/1/22	325,000	345,673
Series 2016 A:
5% 7/1/21	2,000,000	2,029,335
5% 7/1/22	5,000	5,293
5% 7/1/22	300,000	318,873
5% 7/1/23	15,000	16,411
5% 7/1/24	20,000	22,594
5% 7/1/24	10,000	11,297
5% 7/1/24	25,000	28,739
5% 7/1/25	10,000	11,623
5% 7/1/26	5,000	5,962
5% 7/1/27	5,000	5,918
Series 2016, 5% 7/1/21	220,000	223,271
Series 2019, 4% 7/1/21	395,000	399,704
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (e)	400,000	431,600
Series 2013, 5% 12/1/21 (e)	1,500,000	1,551,997
Series 2015 1A:
5% 12/1/21 (e)	4,650,000	4,811,191
5% 12/1/22 (e)	200,000	215,800
Series 2017 1A:
5% 12/1/22 (e)	215,000	231,985
5% 12/1/23 (e)	4,195,000	4,690,136
Series 2017 1B, 5% 12/1/21 (e)	190,000	196,586
Series 2018 B, 5% 12/1/21 (e)	835,000	863,945
Series 2019 A:
5% 12/1/22	245,000	264,847
5% 12/1/23	4,260,000	4,786,451
5% 12/1/24	260,000	301,561
Series 2020 A, 5% 12/1/23 (e)	1,500,000	1,677,045
Series 2020:
5% 12/1/22 (e)	1,600,000	1,726,400
5% 12/1/22 (e)	1,360,000	1,467,440
5% 12/1/23 (e)	945,000	1,056,538
5% 12/1/24 (e)	675,000	777,209
New Jersey Hsg. & Mtg. Fin. Agcy. Bonds Series 2020 A, 0.75%, tender 6/1/22 (c)	2,000,000	2,009,960
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2018 B, 2.5% 4/1/21 (e)	4,165,000	4,171,351
Series 2019 D:
4% 10/1/22 (e)	1,340,000	1,405,405
4% 4/1/23 (e)	115,000	122,152
4% 10/1/23 (e)	125,000	134,268
4% 4/1/25 (e)	150,000	165,647
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	2,185,000	2,209,410
5% 6/1/22	2,580,000	2,724,170
5% 6/1/23	930,000	1,021,363
New Jersey Tpk. Auth. Tpk. Rev. Series 2012 B, 5% 1/1/22 (Escrowed to Maturity)	350,000	364,144
New Jersey Trans. Trust Fund Auth.:
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	5,000,000	5,432,050
5.25% 12/15/23	370,000	416,372
Series 2006 A:
5.25% 12/15/21	2,000,000	2,077,341
5.25% 12/15/21 (FSA Insured)	395,000	410,531
5.25% 12/15/23 (FSA Insured)	500,000	565,610
5.5% 12/15/21	1,700,000	1,769,074
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	482,982
Series 2010 D, 5.25% 12/15/23	555,000	624,558
Series 2011 B, 5% 6/15/21	1,250,000	1,266,710
Series 2013 AA, 5% 6/15/23	580,000	636,643
Series 2016 A:
5% 6/15/21	1,700,000	1,723,373
5% 6/15/22	2,720,000	2,882,520
5% 6/15/27	90,000	107,377
Series 2016 A-2, 5% 6/15/23	1,205,000	1,327,621
Series 2018 A:
5% 6/15/21	3,995,000	4,049,926
5% 6/15/22	4,475,000	4,742,381
5% 6/15/24	405,000	461,712
Series A:
5% 6/15/21	265,000	268,543
5% 12/15/23	250,000	279,610
5% 12/15/24	210,000	242,080
5% 12/15/25	200,000	236,152
Series D, 5% 12/15/23	225,000	251,649
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	860,000	880,033
Newark Gen. Oblig. Series 2020:
5% 10/1/21	250,000	256,172
5% 10/1/21	100,000	102,421
5% 10/1/22	900,000	956,889
5% 10/1/22	650,000	691,087
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	125,000	125,974
5% 5/1/22	80,000	84,404
5% 5/1/23	65,000	71,209
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	1,700,000	1,705,927

TOTAL NEW JERSEY		157,350,793

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	495,000	548,336
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (c)	1,000,000	1,167,360
Series 2019 A:
4% 5/1/21	300,000	301,841
4% 5/1/22	140,000	146,059
4% 5/1/23	680,000	732,496
4% 11/1/23	245,000	267,881
4% 11/1/24	250,000	280,158
4% 5/1/25	960,000	1,086,115
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,518,393

TOTAL NEW MEXICO		6,048,639

New York - 2.5%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/21 (e)	500,000	517,465
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	10,000	10,608
5% 7/1/24	40,000	45,555
Genessee Valley Central School District Series 2012, 5% 6/15/21 (FSA Insured)	435,000	440,586
Hempstead Town Gen. Oblig. Series 2017, 4% 4/1/21 (FSA Insured)	345,000	346,072
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/24	640,000	722,886
5% 2/15/25	350,000	408,275
5% 2/15/26	725,000	870,957
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (c)	1,055,000	1,091,197
Series 2020 B, 0.85%, tender 9/1/25 (c)	11,000,000	10,958,970
Series 2011 A, 5% 5/1/36 (Pre-Refunded to 5/1/21 @ 100)	375,000	377,996
Series 2017, 5% 9/1/21 (Escrowed to Maturity)	390,000	399,457
Metropolitan Trans. Auth. Series 2019 A, 5% 3/1/22	640,000	669,534
Monroe County Indl. Dev. Corp. (The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	425,026
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (c)	900,000	986,787
Series 2006, 0.14%, tender 6/1/36 (FSA Insured) (c)	1,000,000	1,000,000
Series 2007 C-4, 0.25%, tender 1/1/32 (FSA Insured) (c)	225,000	225,000
Series 2007, 0.04%, tender 3/2/21 (FSA Insured) (c)	4,200,000	4,200,000
Series 2008 A-3, 0.05%, tender 8/1/26 (FSA Insured) (c)	3,775,000	3,775,000
Series 2008 C-4, 0.11%, tender 10/1/27 (c)	475,000	475,000
Series 2008 J3, 5% 8/1/22	450,000	480,416
Series 2013 D, 5% 8/1/23	1,605,000	1,749,915
Series 2013 J, 5% 8/1/21	875,000	892,551
Series 2014 J, 5% 8/1/21	200,000	204,012
Series 2016 B, 5% 8/1/22	300,000	320,277
Series 2016 E, 5% 8/1/24	840,000	967,495
Series 2016, 5% 8/1/22	555,000	592,512
Series 2017 A, 4% 8/1/21	660,000	670,509
Series 2017 C, 5% 8/1/21	500,000	510,029
Series 2017:
5% 8/1/21	690,000	703,840
5% 8/1/23	380,000	422,533
Series 2019 B, 5% 8/1/21	200,000	204,012
Series A:
4% 8/1/23	400,000	435,164
5% 8/1/21	150,000	153,009
5% 8/1/22	440,000	469,740
5% 8/1/25	570,000	655,677
Series B:
5% 8/1/21	250,000	255,015
5% 8/1/21	360,000	367,221
5% 8/1/21 (Escrowed to Maturity)	100,000	101,997
Series C:
3% 8/1/21	250,000	252,947
5% 8/1/23	5,040,000	5,604,127
5% 8/1/23	200,000	222,386
5% 8/1/26	220,000	268,653
Series D, 5% 8/1/25	710,000	773,531
Series D1, 5% 10/1/21	250,000	257,018
Series E:
5% 8/1/21	1,085,000	1,106,763
5% 8/1/21	365,000	372,321
5% 8/1/22	400,000	427,036
Series F1, 5% 3/1/37 (Pre-Refunded to 3/1/23 @ 100)	405,000	442,876
Series H3, 5% 8/1/23	120,000	133,432
Series J4, 5% 8/1/24	1,245,000	1,433,966
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,629,158
New York City Hsg. Dev. Corp.:
Bonds Series 2017 G-2, 2%, tender 12/31/21 (c)	2,305,000	2,306,265
Series 2017 A2A, 1.9% 5/1/21	190,000	190,102
Series G1, 2.35% 11/1/23	450,000	470,318
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series A3, 1.125%, tender 11/1/24 (c)	2,000,000	2,013,040
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/25 (Assured Guaranty Corp. Insured) (FSA Insured)	1,000,000	1,164,980
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series AA, 4% 6/15/24	845,000	943,527
Series CC1, 4% 6/15/21 (Escrowed to Maturity)	465,000	470,159
Series FF, 5% 6/15/21 (Escrowed to Maturity)	200,000	202,791
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1:
5% 7/15/21	350,000	356,161
5% 7/15/23	600,000	666,216
5% 7/15/24	375,000	432,011
New York City Transitional Fin. Auth. Rev.:
Series 1:
5% 11/1/22	215,000	232,058
5% 11/1/22	400,000	431,736
Series 2012 D1, 5% 11/1/22	640,000	660,282
Series 2014 D1, 5% 2/1/27	350,000	395,770
Series 2014, 5% 11/1/26	750,000	857,160
Series 2015 C, 5% 11/1/22	370,000	399,356
Series A1:
5% 5/1/21	475,000	478,781
5% 5/1/23	300,000	330,441
5% 8/1/24	250,000	288,405
Series A3, 5% 8/1/23	550,000	611,842
Series B1:
5% 8/1/22	200,000	213,518
5% 8/1/24	315,000	363,390
Series C, 5% 11/1/21	230,000	237,414
Series C1, 3% 5/1/22	320,000	330,525
Series D1, 5% 11/1/24	465,000	479,834
Series I, 5% 5/1/21	225,000	226,787
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A:
4% 12/15/22	325,000	347,250
5% 12/15/23	600,000	650,892
Series 2014 A, 5% 2/15/22	695,000	727,080
Series 2016 D, 5% 2/15/23	350,000	382,078
New York Dorm. Auth. Rev.:
Bonds Series 2019 B1, 5%, tender 5/1/22 (c)	675,000	695,885
Series 1, 5% 7/1/22 (Pre-Refunded to 1/1/22 @ 100)	300,000	312,021
Series 2015 A:
5% 5/1/23	300,000	329,343
5% 7/1/24	275,000	316,033
Series 2015, 5% 12/1/22 (b)	700,000	751,471
New York Dorm. Auth. Sales Tax Rev.:
Series 2015 A, 5% 3/15/23	1,130,000	1,238,695
Series 2015 B, 5% 3/15/21	300,000	300,531
Series 2017 A, 5% 3/15/24	445,000	507,073
Series 2018 C, 5% 3/15/24	500,000	569,745
New York Local Govt. Assistance Corp. Series 2018 A, 5% 4/1/21	270,000	271,065
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 0.48%, tender 6/1/22 (c)(f)	1,370,000	1,369,493
Series 2012 A, 5% 11/15/21	325,000	335,597
Series 2016 A, 5% 11/15/22	400,000	431,448
Series 2017 B2:
5% 11/15/23	1,000,000	1,121,080
5% 11/15/24	100,000	115,928
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2011 B, 1 month U.S. LIBOR + 0.550% 0.627%, tender 11/1/22 (c)(f)	1,745,000	1,737,688
Series 2005 B, 5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	284,071
Series 2008 B2, 5% 11/15/21	1,140,000	1,174,827
Series 2012 B, 5% 11/15/22	45,000	48,222
Series 2012 E, 5% 11/15/21	55,000	56,678
Series 2012 F:
5% 11/15/21	765,000	788,343
5% 11/15/22	1,000,000	1,071,590
Series 2014 C, 5% 11/15/21	60,000	61,831
Series 2016 B, 5% 11/15/21	50,000	51,526
Series 2020 A:
4% 2/1/22	5,400,000	5,555,996
5% 2/1/23	4,200,000	4,524,408
New York St Mtg. Agcy. Homeowner:
Series 186, 3.4% 4/1/22 (e)	1,160,000	1,191,146
Series 198, 1.65% 10/1/21 (e)	2,245,000	2,260,730
Series 2014 189, 2.5% 10/1/21 (e)	1,640,000	1,659,564
Series 212:
2.4% 4/1/22 (e)	1,130,000	1,153,515
2.5% 10/1/22 (e)	1,160,000	1,196,412
Series 214, 2.9% 10/1/22 (e)	805,000	833,779
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/22	835,000	873,542
5% 2/15/23	2,480,000	2,707,292
Series 2017 B, 5% 2/15/23	400,000	436,660
Series 2019 D, 5% 2/15/23	390,000	425,744
Series 2020 A, 5% 3/15/23	250,000	273,940
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 1.25%, tender 3/5/21 (AMBAC Insured) (c)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2019 F, 1.875%, tender 11/1/21 (c)	1,375,000	1,375,968
Series J, 0.75% 5/1/25	360,000	358,362
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (e)	70,000	76,072
New York Thruway Auth. Personal Income Tax Rev.:
Series 2011 A:
5% 3/15/22	225,000	225,392
5% 3/15/25	250,000	250,435
Series 2013 A, 5% 3/15/21	250,000	250,442
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (e)	1,500,000	1,548,211
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (e)	250,000	268,338
5% 12/1/23 (e)	175,000	193,230
5% 12/1/25 (e)	1,100,000	1,283,447
Series 2020 C:
5% 12/1/22	1,750,000	1,887,288
5% 12/1/23	1,000,000	1,115,710
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 4% 3/15/23	250,000	268,868
Series 2015 A, 5% 3/15/24	510,000	580,803
Series 2016 A, 5% 3/15/22	210,000	220,541
Niagara Frontier Trans. Auth. Arpt. Rev.:
Series 2014 A, 5% 4/1/21 (e)	300,000	301,052
Series 2019 A:
5% 4/1/22 (e)	700,000	732,809
5% 4/1/23 (e)	2,575,000	2,790,270
5% 4/1/24 (e)	1,720,000	1,923,390
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (e)	770,000	885,985
Rockland County Gen. Oblig. Series 2014 A:
5% 3/1/22 (FSA Insured)	925,000	968,924
5% 3/1/23 (FSA Insured)	275,000	300,603
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/22	275,000	285,595
Suffolk County Gen. Oblig. Series B, 5% 10/15/21 (FSA Insured)	200,000	205,685
Syracuse Gen. Oblig. Series 2018 A, 4% 5/1/21 (FSA Insured)	250,000	251,534
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.393%, tender 2/1/24 (c)(f)	2,000,000	2,000,000
Series 2013 B, 4% 11/15/21	405,000	416,006
Series 2016 A, 5% 11/15/23	400,000	449,728
Westchester County Healthcare Series 2000 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	475,000	490,214
Yonkers Gen. Oblig.:
Series 2016 C, 4% 11/15/21 (FSA Insured)	225,000	231,017
Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	59,109
Series 2021 A:
4% 2/15/24	250,000	274,680
5% 2/15/26 (FSA Insured)	400,000	479,664
Series 2021 B:
4% 2/15/24	290,000	318,719
5% 2/15/26	320,000	383,904

TOTAL NEW YORK		129,871,585

New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 167, 5% 9/15/21 (e)	465,000	465,793
Series 173, 4% 12/1/21	675,000	694,451
Series 185, 5% 9/1/21 (e)	1,000,000	1,023,589
Series 188:
5% 5/1/21 (e)	11,465,000	11,554,137
5% 5/1/23 (e)	200,000	219,654
Series 194, 5% 10/15/21	455,000	468,686
Series 197, 5% 11/15/21 (e)	585,000	604,497
Series 2013:
5% 12/1/22	275,000	298,163
5% 12/1/23	725,000	816,937
5% 12/1/24 (e)	250,000	278,203
Series 2018, 5% 9/15/22 (e)	4,105,000	4,401,792
Series 202, 5% 10/15/22 (e)	4,435,000	4,772,991
Series 207:
5% 9/15/23 (e)	1,095,000	1,219,786
5% 9/15/24 (e)	430,000	495,846
Series 209, 5% 7/15/21	200,000	203,588
Series 223:
5% 7/15/22 (e)	2,500,000	2,661,175
5% 7/15/23 (e)	925,000	1,023,957
5% 7/15/24 (e)	1,250,000	1,433,463

TOTAL NEW YORK AND NEW JERSEY		32,636,708

North Carolina - 0.3%
Charlotte Int'l. Arpt. Rev.:
Series 2014 A, 5% 7/1/25	560,000	645,372
Series 2017 B, 5% 7/1/25 (e)	100,000	117,476
Series 2019 A, 5% 7/1/21	325,000	330,217
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2016 A, 5% 1/15/22	1,650,000	1,718,762
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (c)(e)	2,000,000	2,090,860
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	355,633
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,834,788
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	80,000	83,865
5% 3/1/23	450,000	491,423
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	2,760,000	3,081,181
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (c)	1,420,000	1,450,360
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	110,000	114,304
5% 1/1/23	35,000	37,679
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2015 B, 5% 5/1/22 (e)	750,000	790,920
Series 2017 A:
4% 5/1/21 (e)	300,000	301,826
5% 5/1/22 (e)	400,000	421,824
5% 5/1/23 (e)	235,000	258,415
Series 2020 B, 5% 5/1/21	850,000	856,765

TOTAL NORTH CAROLINA		14,981,670

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Bonds (Home Mtg. Fin. Prog.) Series 2019 B, SIFMA Municipal Swap Index + 0.400% 0.43%, tender 3/4/21 (c)(f)	4,000,000	3,999,856
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	51,496
Akron Gen. Oblig. Series 2020, 2% 12/1/21	850,000	860,455
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (c)	350,000	368,554
Series 2017 A:
5% 8/1/21	780,000	795,018
5% 8/1/22	5,300,000	5,646,514
Series 2020 A:
5% 12/1/21	1,000,000	1,034,742
5% 12/1/22	1,550,000	1,674,868
5% 12/1/23	1,000,000	1,123,870
American Muni. Pwr., Inc. Rev. Bonds Series 2019 A, 2.3%, tender 2/15/22 (c)	1,800,000	1,811,842
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/24 (FSA Insured)	25,000	27,958
5% 1/1/25 (FSA Insured)	370,000	426,481
5% 1/1/26 (FSA Insured)	10,000	11,576
Series 2018 A, 5% 1/1/26 (e)	290,000	340,248
Series 2019 B:
5% 1/1/22 (e)	650,000	673,654
5% 1/1/27 (e)	350,000	419,083
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016, 5% 11/15/21 (FSA Insured)	1,180,000	1,218,559
Series 2018, 5% 11/15/21 (FSA Insured)	320,000	330,457
Cuyahoga Metropolitan Hsg. Auth. Bonds (Riverside Park Phase II Proj.) Series 2019, 2%, tender 4/1/21 (c)	3,000,000	3,004,328
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	47,080
5% 6/15/23	40,000	43,128
Franklin County Hosp. Facilities Rev.:
Bonds:
(Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.46%, tender 3/4/21 (c)(f)	3,800,000	3,801,002
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	1,160,000	1,275,640
Series 2016 C, 5% 11/1/23	60,000	67,275
Gahanna-Jefferson City School District (School Facilities Proj.) Series 2021:
2% 12/1/22	425,000	437,924
2% 12/1/23 (d)	355,000	370,769
Gahanna-Jefferson School District Series 2021, 2% 12/1/21 (FSA Insured) (d)	800,000	810,432
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	45,000	46,032
Hamilton County HealthCare Facilities Rev. Series 2012:
5% 6/1/21	400,000	404,448
5.25% 6/1/26	115,000	120,724
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	886,024
5% 8/1/25	310,000	367,886
5% 8/1/26	535,000	652,042
Miami Univ.:
Series 2017, 5% 9/1/21	200,000	204,779
Series 2020 A:
5% 9/1/21	300,000	307,168
5% 9/1/22	340,000	364,334
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/23	485,000	538,913
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	633,303
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	554,381
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/22	35,000	36,393
5% 1/1/23	45,000	48,875
5% 1/1/24	40,000	45,190
5% 1/1/25	45,000	52,667
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	45,000	50,732
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/22	185,000	193,226
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/22	25,000	26,080
5% 2/15/23	45,000	48,902
5% 2/15/24	35,000	39,423
5% 2/15/25	35,000	40,709
5% 2/15/26	405,000	485,226
Series 2019, 5% 2/15/29	900,000	1,029,933
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	546,001
3% 12/1/24	425,000	455,001
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	336,033
5% 1/1/25	400,000	461,880

TOTAL OHIO		35,649,258

Oklahoma - 0.1%
Beckham Independent School District#6 Elk City Series 2019, 2% 7/1/21	1,405,000	1,411,199
Oklahoma County Fin. Auth. Edl. Facilities:
(Jones Pub. Schools Proj.) Series 2020:
4% 9/1/21	200,000	203,230
4% 9/1/22	305,000	319,683
(Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	240,000	246,552
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,542,070
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 0.13% 8/15/31 (c)	1,000,000	1,000,000
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	605,315
Series 2004 A, 2.375% 12/1/21 (c)	30,000	30,462
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	185,000	185,672
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	105,000	122,846
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	488,668
4% 9/1/25	690,000	770,965
Univ. of Oklahoma Gen. Rev. Series 2020 B, 4% 7/1/24	490,000	543,675

TOTAL OKLAHOMA		7,470,337

Oregon - 0.2%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (c)(e)	2,970,000	3,104,001
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (c)	770,000	805,497
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/21	255,000	257,048
Series 2011 C, 5% 10/1/21	300,000	308,422
Port of Portland Arpt. Rev. Series 26 C:
5% 7/1/21 (e)	1,815,000	1,842,419
5% 7/1/22 (e)	1,300,000	1,378,546
5% 7/1/23 (e)	2,000,000	2,205,760
5% 7/1/24 (e)	1,000,000	1,141,000

TOTAL OREGON		11,042,693

Pennsylvania - 2.3%
Albert Gallatin Area School District Series 2020 A, 4% 9/1/21	400,000	406,057
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/21	200,000	203,513
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	333,492
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 0.562%, tender 3/4/21 (c)(f)	3,985,000	3,984,635
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,340,300
Chester County Health & Ed. Auth. Rev. Series 2017, 5% 11/1/21	160,000	160,321
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	261,006
Coatesville Area School District Series 2017, 5% 8/1/23 (FSA Insured)	710,000	786,921
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	275,000	312,348
Series 2020 A, 5% 6/1/23	350,000	383,978
Commonwealth Fing. Auth. Tobacco Series 2018, 5% 6/1/21	1,000,000	1,011,222
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 3.75%, tender 4/30/22 (c)	1,000,000	1,005,650
Delaware County Auth. Univ. Rev. Series 2020:
4% 10/1/22	190,000	199,038
5% 10/1/23	240,000	263,878
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 0.45%, tender 9/1/22 (c)(f)	5,000,000	4,990,100
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	724,585
Geisinger Auth. Health Sys. Rev.:
Series 2020 A, 5% 4/1/22	6,075,000	6,384,825
Series A1, 5% 6/1/22	225,000	227,621
Hollidaysburg Area School District Series 2020, 4% 7/15/22	500,000	524,840
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 4% 8/15/22	470,000	495,615
Laurel Highlands School District Series 2021:
4% 2/1/24	635,000	689,845
4% 2/1/25	345,000	382,181
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/21	1,000,000	1,015,208
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (c)	1,260,000	1,286,687
Series B, 1.8%, tender 8/15/22 (c)	985,000	1,005,242
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/22	290,000	303,100
Montgomery County Higher Ed. & Health Auth. Rev.:
Bonds Series 2017, 3%, tender 5/1/21 (c)	1,225,000	1,228,217
Series 2014 A, 5% 10/1/23	5,000	5,390
Series 2017, 3% 12/1/21	155,000	156,649
Series 2019:
5% 9/1/23	500,000	554,195
5% 9/1/26	1,250,000	1,519,338
New Kensington-Arnold School District Series 2019 A:
4% 5/15/21	940,000	946,906
4% 5/15/22	975,000	1,015,628
Northeastern Hosp. & Ed. Auth. Series 2016 A, 5% 3/1/21	110,000	110,000
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	750,750
Pennsylvania Econ. Dev. Fing. Auth.:
(Philadelphia Biosolids Facility Proj.) Series 2020, 3% 1/1/22	360,000	365,636
Series 2020 A:
5% 4/15/21	350,000	351,987
5% 4/15/22	500,000	526,530
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015, 5% 6/30/22 (e)	1,495,000	1,584,730
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 0.2%, tender 4/15/21 (c)(e)	1,700,000	1,700,020
(Waste Mgmt., Inc. Proj.) Series 2013, 0.18%, tender 5/3/21 (c)(e)	5,000,000	4,999,661
(Waste Mgmt., Inc. Proj.):
Series 2004 A, 2.625%, tender 11/1/21 (c)(e)	600,000	608,921
Series 2009, 2.8%, tender 12/1/21 (c)	600,000	611,641
Series 2017 A, 0.7%, tender 8/2/21 (c)(e)	500,000	500,978
Series 2011, 2.15%, tender 7/1/24 (c)(e)	445,000	466,956
0.25%, tender 6/1/44 (c)(e)	3,000,000	3,000,145
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	300,000	304,826
Series 2012 1, 5% 6/1/22	355,000	376,399
Series 2015 1, 5% 8/15/23	580,000	646,497
Series 2016:
5% 9/15/21	600,000	615,654
5% 1/15/22	290,000	302,216
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.875%, tender 4/30/21 (c)	1,000,000	1,000,039
3%, tender 4/30/22 (c)	1,565,000	1,596,347
Series 2012 A, 5% 8/15/21	335,000	342,242
Series 2014:
5% 12/1/21	5,000	5,181
5% 12/1/22	20,000	21,677
Series 2015:
5% 8/15/21	650,000	664,052
5% 8/15/22	435,000	465,011
Pennsylvania Hsg. Fin. Agcy.:
Bonds:
Series 2018 127C, 0.652%, tender 10/1/23 (c)(f)	4,000,000	4,005,920
Series 2019, 1.4%, tender 1/1/23 (c)	4,500,000	4,574,430
Series 2018 127A, 2.25% 4/1/21 (e)	950,000	951,258
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2018, 2.45%, tender 7/1/21 (c)	2,000,000	2,014,659
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 114A, 2.9% 10/1/21 (e)	585,000	593,746
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	340,265
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/21	90,000	93,058
5% 12/1/21 (Escrowed to Maturity)	20,000	20,712
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.46% 12/1/21 (c)(f)	3,500,000	3,501,143
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.53% 12/1/21 (c)(f)	3,460,000	3,460,523
Philadelphia Arpt. Rev.:
Series 2011 A:
5% 6/15/21 (e)	1,725,000	1,747,454
5% 6/15/22 (e)	1,400,000	1,418,144
5% 6/15/23 (e)	270,000	273,737
Series 2015 A, 5% 6/15/24 (e)	1,315,000	1,489,948
Series 2017 A, 5% 7/1/24	40,000	45,597
Series 2017 B:
5% 7/1/21 (e)	2,800,000	2,842,109
5% 7/1/22 (e)	620,000	657,293
5% 7/1/24 (e)	435,000	493,560
Series 2020 C:
5% 7/1/21 (e)	7,500,000	7,612,793
5% 7/1/22 (e)	2,750,000	2,915,413
5% 7/1/23 (e)	8,930,000	9,809,248
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	593,171
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2019, 5% 10/1/21	500,000	511,426
Philadelphia Gas Works Rev.:
Series 15, 5% 8/1/21	25,000	25,488
Series 2015 13, 5% 8/1/21	1,350,000	1,376,336
Series 2017 15, 5% 8/1/22	480,000	511,805
Philadelphia Gen. Oblig. Series 2019 A, 5% 8/1/21	250,000	254,644
Philadelphia School District Series 2019 A:
5% 9/1/21	115,000	117,631
5% 9/1/23	185,000	204,564
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	508,203
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2020, 4% 2/1/23 (FSA Insured)	1,775,000	1,896,357
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 0.68%, tender 12/1/23 (FSA Insured) (c)(f)	4,000,000	4,009,040
Series 2019 A:
5% 9/1/23	270,000	300,478
5% 9/1/26 (FSA Insured)	625,000	761,538
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	700,641
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	50,000
5% 3/1/25 (FSA Insured)	5,000	5,796
5% 3/1/26 (FSA Insured)	5,000	5,936
5% 3/1/27 (FSA Insured)	5,000	6,023
5% 3/1/28 (FSA Insured)	5,000	6,160
Southeastern Pennsylvania Trans. Auth. Rev. Series 2020:
5% 6/1/21	500,000	505,991
5% 6/1/22	1,000,000	1,060,150
5% 6/1/23	750,000	828,675
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	350,000	373,279
4% 7/1/24	450,000	490,725

TOTAL PENNSYLVANIA		119,991,694

Rhode Island - 0.1%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	694,608
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/21	350,000	354,792
5% 6/15/24	1,010,000	1,156,046
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/22	45,000	47,030
5% 5/15/23	25,000	27,342
5% 5/15/24	160,000	181,085
5% 5/15/25	120,000	139,999
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	130,000	152,075
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	105,000	115,859
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/28 (e)	490,000	604,351
Series A, 4% 12/1/26 (e)	540,000	595,102
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/21	555,000	561,270
5% 6/1/26	75,000	88,331
5% 6/1/27	20,000	23,446

TOTAL RHODE ISLAND		4,741,336

South Carolina - 0.6%
Charleston County Arpt. District Series 2013 A, 5.25% 7/1/22 (e)	1,235,000	1,313,373
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	47,169
Laurens County Wtr. & Swr. Cmnty. Wtrwks. Series 2020, 1.375% 2/1/22 (Pre-Refunded to 7/1/21 @ 100)	3,000,000	3,010,244
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (c)	9,000,000	9,823,230
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	85,000	92,653
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	105,553
5% 12/1/26	25,000	28,758
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2020 C, 2% 3/1/21	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	130,000	145,917
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/22 (e)	310,000	328,433
South Carolina Pub. Svc. Auth. Rev.:
Series 2011 B, 5% 12/1/21 (Escrowed to Maturity)	910,000	942,735
Series 2014 C:
5% 12/1/22	25,000	27,037
5% 12/1/23	110,000	123,659
Series 2015 A, 5% 12/1/21 (Escrowed to Maturity)	225,000	233,094
Series 2015 C, 5% 12/1/21	395,000	408,875
Series A:
5% 12/1/21	350,000	362,294
5% 12/1/21	530,000	548,617
5% 12/1/22	750,000	811,103
5% 12/1/23	1,015,000	1,141,033
5% 12/1/23	620,000	696,985
5% 12/1/24	365,000	424,820

TOTAL SOUTH CAROLINA		30,615,582

South Dakota - 0.1%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/22	250,000	257,415
3% 4/1/23	275,000	289,369
3% 4/1/24	425,000	456,004
3% 4/1/25	500,000	544,430
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B:
4% 11/1/21	10,000	10,246
5% 11/1/22	10,000	10,776
Series 2020 A:
5% 9/1/21	190,000	194,511
5% 9/1/22	140,000	149,954
5% 9/1/23	335,000	373,703
South Dakota Hsg. Dev. Auth. Series 2017 D, 4% 11/1/47	895,000	968,005

TOTAL SOUTH DAKOTA		3,254,413

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	1,500,000	1,590,225
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 0.18%, tender 5/3/21 (c)(e)	8,250,000	8,249,441
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2020, 0.25%, tender 12/1/22 (c)	1,250,000	1,251,200
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 5% 7/1/21 (e)	300,000	304,542
Series 2019 B, 5% 7/1/25 (e)	1,810,000	2,126,316
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (c)	10,650,000	12,229,502
Tennessee Energy Acquisition Corp.:
Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	10,000,000	10,675,700
Series 2006 A, 5.25% 9/1/21	1,235,000	1,265,162
Series 2018, 5% 11/1/22	1,500,000	1,613,025

TOTAL TENNESSEE		39,305,113

Texas - 4.5%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 2.5%, tender 5/1/21 (c)	5,000,000	5,018,164
Series 2019, 1.51%, tender 5/1/22 (c)	6,000,000	6,040,800
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,634
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/21	975,000	1,007,328
5% 12/15/23	450,000	499,572
5% 12/15/24	550,000	628,265
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2019, 1.46%, tender 6/1/22 (c)	700,000	710,549
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (e)	715,000	824,981
Series 2019 B, 5% 11/15/22 (e)	600,000	646,680
Series 2019:
5% 11/15/21 (e)	2,505,000	2,586,133
5% 11/15/22 (e)	585,000	630,513
5% 11/15/23 (e)	500,000	559,425
5% 11/15/24 (e)	515,000	595,242
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/21	200,000	206,839
Austin Gen. Oblig. Series 2019, 5% 5/1/25	780,000	923,341
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/21	280,000	285,377
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (c)	5,000,000	5,164,450
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2019, 2.1%, tender 9/1/22 (c)	2,800,000	2,818,424
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/22	35,000	36,301
5% 1/1/23	55,000	59,462
5% 1/1/24	75,000	84,301
5% 1/1/26	75,000	89,313
Series 2020 B:
5% 1/1/22	155,000	160,760
5% 1/1/23	220,000	237,846
5% 1/1/25	125,000	144,850
5% 1/1/26	125,000	148,855
Series 2020 F, 5% 1/1/25	2,000,000	2,276,680
Clear Creek Independent School District Series 2019, 5% 2/15/25	500,000	587,955
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 0.14%, tender 7/1/31 (FSA Insured) (c)	3,825,000	3,825,000
Corpus Christi Gen. Oblig. Series 2015, 5% 3/1/24	1,955,000	2,224,849
Cypress-Fairbanks Independent School District Bonds:
Series 2015 B2, 2.125%, tender 8/16/21 (c)	4,000,000	4,035,962
Series 2017 A-2, 1.25%, tender 8/15/22 (c)	3,000,000	3,046,980
Series 2017 A1, 2.125%, tender 8/16/21 (c)	7,030,000	7,093,203
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/21	305,000	314,645
Series 2013 A, 5% 11/1/28 (e)	1,000,000	1,071,880
Series 2013 F:
5% 11/1/21	75,000	77,372
5% 11/1/22	240,000	258,874
Series 2014 A:
4% 11/1/23 (e)	200,000	217,898
5.25% 11/1/26 (e)	400,000	449,896
Series 2014 B:
5% 11/1/22 (e)	100,000	107,603
5% 11/1/29 (e)	515,000	551,395
Series 2014 C:
5% 11/1/21	250,000	257,906
5% 11/1/22	550,000	593,252
Series 2014 D, 5% 11/1/21 (e)	2,515,000	2,591,956
Series 2014 E, 5% 11/1/21	365,000	376,542
Series 2020 A, 5% 11/1/23	2,250,000	2,522,813
Series 2020 B:
5% 11/1/21	4,030,000	4,157,437
5% 11/1/22	3,000,000	3,235,920
Dallas Gen. Oblig. Series 2020 A:
5% 2/15/23	2,020,000	2,204,709
5% 2/15/24	1,000,000	1,135,190
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (c)	5,000	5,229
Series B6:
5%, tender 2/15/22 (c)	100,000	104,586
5%, tender 2/15/22 (c)	100,000	104,596
Denton Independent School District Series 2016, 0% 8/15/25	35,000	33,957
El Paso Independent School District Bonds Series 2020, 2.5%, tender 8/1/21 (c)	2,500,000	2,524,298
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24 (d)	750,000	782,798
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (c)	5,585,000	5,725,351
Series 2020 B, 0.875%, tender 8/1/25 (c)	2,725,000	2,723,638
Series D, 1.5%, tender 8/1/21 (c)	70,000	70,391
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	38,295
Series 2019, 5% 3/1/24	4,520,000	5,138,110
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	36,619
Goose Creek Consolidated Independent School District Bonds Series 2019 B, 0.27%, tender 10/1/21 (c)	3,000,000	3,002,088
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev.:
(Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	435,000	470,396
Series 2012 A, 5% 11/15/21 (Escrowed to Maturity)	200,000	206,767
Series 2016, 5% 11/15/21	895,000	923,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (c)	5,000,000	5,399,550
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.45%, tender 12/1/22 (c)(f)	3,250,000	3,239,210
Series 2020 A, 0.9%, tender 5/15/25 (c)	1,770,000	1,771,398
Series 2020 C, 5%, tender 12/1/22 (c)	6,180,000	6,690,839
Series 2013 A, 5% 12/1/21	450,000	465,980
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 0.93% 6/1/22 (c)(f)	600,000	602,400
Series 2014 A, 5% 12/1/26	120,000	138,442
Series 2019 A, 5% 12/1/21	2,310,000	2,392,030
Series 2020, 5% 6/1/22	1,000,000	1,058,980
Harris County Gen. Oblig. Series 2012 B, 1.45% 8/15/21 (c)	4,075,000	4,098,969
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 0.14%, tender 7/1/31 (FSA Insured) (c)	1,150,000	1,150,000
Series A3, 0.14%, tender 7/1/31 (FSA Insured) (c)	3,000,000	3,000,000
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100) (e)	410,000	416,248
Series 2012 A:
5% 7/1/21 (e)	300,000	304,573
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (e)	235,000	249,361
Series 2012 B:
5% 7/1/21	655,000	665,316
5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	4,000,000	4,255,560
Series 2018 A:
5% 7/1/21 (e)	275,000	279,192
5% 7/1/22 (e)	860,000	912,443
Series 2018 B, 5% 7/1/22	720,000	765,396
Series 2018 C, 5% 7/1/21 (e)	635,000	644,679
Series 2020 A, 5% 7/1/23 (e)	1,000,000	1,101,900
Series A:
5% 7/1/21 (e)	475,000	482,240
5% 7/1/21 (Escrowed to Maturity) (e)	200,000	203,048
Houston Independent School District Bonds:
Series 2012:
2.4%, tender 6/1/21 (c)	2,985,000	3,001,591
4%, tender 6/1/23 (c)	1,000,000	1,079,710
Series 2013 B, 2.4%, tender 6/1/21 (c)	3,100,000	3,117,230
Houston Util. Sys. Rev.:
Bonds Series 2018 C, 1 month U.S. LIBOR + 0.360% 0.442%, tender 3/4/21 (c)(f)	8,245,000	8,245,401
Series 2014 C, 4% 5/15/21	415,000	418,263
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/21	65,000	66,872
Jacksonville Independent School District Series 2020, 5% 2/15/24	1,915,000	2,172,682
Katy Independent School District Bonds Series 2015 C, 1 month U.S. LIBOR + 0.280% 0.352%, tender 3/15/21 (c)(f)	4,800,000	4,800,061
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	259,565
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	549,577
0% 8/15/23	1,000,000	990,380
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/23 (e)	375,000	417,608
Series 2017:
5% 11/1/23 (e)	100,000	111,362
5% 11/1/24 (e)	750,000	861,983
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B, 5% 5/15/23	465,000	469,538
(LCRA Transmission Svc. Corp. Proj.) Series 2019, 5% 5/15/21	500,000	504,945
(LCRA Transmission Svcs. Corp. Proj.):
Series 2019 A, 5% 5/15/21	1,335,000	1,348,202
Series 2019:
5% 5/15/23	1,070,000	1,180,659
5% 5/15/24	300,000	343,125
Series 2020:
5% 5/15/21	1,265,000	1,277,510
5% 5/15/22	1,000,000	1,058,380
5% 5/15/23	215,000	237,235
5% 5/15/24	550,000	629,063
Mansfield Independent School District Series 2016, 5% 2/15/24	110,000	124,697
Midland County Pub. Facilities Corp. Bonds Series 2020, 0.35%, tender 6/1/23 (c)	2,000,000	2,001,340
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 0.18%, tender 5/3/21 (c)(e)	8,000,000	7,999,458
(Waste Mgmt., Inc. Proj.) Series 2020 B, 0.25%, tender 7/1/40 (c)(e)	10,000,000	10,000,000
New Caney Independent School District Bonds Series 2018, 3%, tender 8/15/21 (c)	1,090,000	1,104,055
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	65,225
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (c)	285,000	286,497
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,279
North Texas Tollway Auth. Rev.:
Series 2016 A:
5% 1/1/22	200,000	207,859
5% 1/1/23	250,000	270,953
Series 2017 A, 5% 1/1/24	605,000	656,619
Series 2019 A:
5% 1/1/22	285,000	296,200
5% 1/1/23	325,000	352,238
Northside Independent School District Bonds:
Series 2016, 2%, tender 6/1/21 (c)	3,205,000	3,219,647
Series 2020, 0.7%, tender 6/1/25 (c)	5,000,000	4,978,350
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2020, 0.35%, tender 3/1/23 (c)	2,500,000	2,501,350
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (c)	1,000,000	1,038,150
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/21 (e)	640,000	649,755
5% 7/1/21 (e)	1,330,000	1,350,272
5% 7/1/22 (e)	275,000	291,770
5% 7/1/22 (e)	265,000	281,160
5% 7/1/23 (e)	195,000	214,773
5% 7/1/25 (e)	400,000	469,716
5% 7/1/26 (e)	500,000	604,840
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (c)	3,550,000	3,565,692
Series 2012, 5% 2/1/22	660,000	689,222
San Antonio Hsg. Trust Fin. Corp. Bonds Series 2019, 1.4%, tender 1/1/22 (c)	5,000,000	5,038,908
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	20,000	20,479
5% 9/15/22	75,000	80,110
San Antonio Wtr. Sys. Rev. Bonds:
Series 2013 F, 2%, tender 11/1/21 (c)	1,000,000	1,011,868
Series 2014 B, 2%, tender 11/1/22 (c)	120,000	123,505
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21 (Escrowed to Maturity)	15,000	15,327
5% 8/15/23 (Escrowed to Maturity)	20,000	22,295
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	345,000	402,587
5% 2/15/26	35,000	42,008
Series 2017 A, 5% 2/15/24	195,000	220,192
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (c)	115,000	115,092
Series 2019 E2, 2.25%, tender 3/8/21 (c)	420,000	420,143
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/21	1,520,000	1,575,675
5% 12/15/22	1,250,000	1,350,638
5% 12/15/23	3,450,000	3,869,624
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
4% 3/15/21	2,000,000	2,002,764
5% 3/15/24	250,000	284,748
Texas Wtr. Dev. Board Rev. Series 2019 A, 5% 4/15/21	850,000	854,952
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (c)	1,000,000	1,008,990
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	38,971
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J, 5% 8/15/25	1,000,000	1,193,010
Series 2017 C, 5% 8/15/21	1,945,000	1,987,950
Weatherford Util. Sys. Rev. Series 2015, 5% 9/1/21 (FSA Insured)	250,000	256,037

TOTAL TEXAS		233,860,727

Utah - 0.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	700,000	711,143
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/23 (e)	250,000	275,290
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (c)	135,000	152,696
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	537,930

TOTAL UTAH		1,677,059

Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/23 (e)	700,000	767,529
Series 2020 A, 5% 6/15/27 (e)	665,000	794,974

TOTAL VERMONT		1,562,503

Virginia - 1.1%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/23	340,000	375,482
5% 7/1/24	425,000	486,136
Charles City County Solid Wt Rev. Bonds Series 2002, 3%, tender 4/1/21 (c)(e)	5,750,000	5,762,862
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (c)(e)	1,750,000	1,789,253
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,000,000	2,223,860
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/21	10,000	10,162
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (c)	1,200,000	1,322,700
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	56,670
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (c)	6,185,000	6,185,000
Hampton Roads Trans. Accountability Commission Series 2019 A, 5% 7/1/22	14,500,000	15,408,280
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (c)(e)	735,000	766,965
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (c)	2,500,000	2,561,925
Series 2008 B, 0.75%, tender 9/2/25 (c)	4,000,000	3,972,600
Series 2008 C, 1.8%, tender 4/1/22 (c)	1,600,000	1,623,248
Russell County Poll. Cont. (Appalachian Pwr. Co. Proj.) Series K 4.625% 11/1/21	250,000	250,827
Spotsylvania County Econ. Dev. Bonds (Palmers Creek Apt. Proj.) Series 2019, 1.45%, tender 5/26/21 (c)	5,000,000	5,051,055
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	28,335
5% 6/15/25	20,000	23,353
5% 6/15/26	35,000	41,989
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (c)(e)	805,000	823,056
Virginia Hsg. Dev. Auth. Series 2021, 1.55% 11/1/21	420,000	423,395
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2020 A, 5% 8/1/22	1,940,000	2,072,832
Series 2020 B, 5% 8/1/21	2,625,000	2,677,876
Virginia Small Bus. Fing. Auth. Series 2020 A:
5% 1/1/22	900,000	934,366
5% 1/1/23	400,000	432,288
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020, 4% 11/1/21	300,000	307,579
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (c)	1,000,000	990,990
Series 2010 A, 1.2%, tender 5/31/24 (c)	2,075,000	2,097,638
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (c)	300,000	307,404

TOTAL VIRGINIA		59,008,126

Washington - 1.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, SIFMA Municipal Swap Index + 0.300% 0.33%, tender 3/4/21 (c)(f)	20,000,000	20,000,220
King County Hsg. Auth. Rev.:
Series 2018, 3.5% 5/1/21	500,000	502,635
Series 2019:
3% 11/1/23	1,175,000	1,253,349
4% 11/1/24	135,000	151,860
Series 2020:
3% 6/1/21	400,000	402,686
3% 6/1/22	250,000	258,080
3% 6/1/23	400,000	421,564
3% 6/1/25	275,000	298,771
King County Swr. Rev.:
Bonds:
Series 2012, 2.6%, tender 3/1/21 (c)	3,600,000	3,600,000
Series 2020 B, 0.875%, tender 1/1/26 (c)	2,000,000	1,995,900
Series B, 5% 7/1/25	1,885,000	2,168,297
Port of Seattle Gen. Oblig. Series 2011, 5.25% 12/1/21 (e)	300,000	303,726
Port of Seattle Rev.:
Series 2012 A, 5% 8/1/22	400,000	426,740
Series 2012 B:
5% 8/1/21 (e)	500,000	509,521
5% 8/1/23 (e)	1,345,000	1,431,322
Series 2015 B, 5% 3/1/21	355,000	355,000
Series 2015 C, 5% 4/1/21 (e)	540,000	542,001
Series 2016 B:
5% 10/1/21 (e)	60,000	61,602
5% 10/1/22 (e)	70,000	75,057
5% 10/1/23 (e)	65,000	72,350
Series 2017 C, 5% 5/1/22 (e)	5,540,000	5,834,950
Series 2017 D, 5% 5/1/21 (e)	250,000	251,885
Series 2018 A, 5% 5/1/22 (e)	11,475,000	12,085,929
Series 2019:
5% 4/1/21 (e)	1,000,000	1,003,706
5% 4/1/22 (e)	790,000	829,145
5% 4/1/23 (e)	615,000	669,883
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/22 (e)	500,000	528,715
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2018 B2, SIFMA Municipal Swap Index + 0.290% 0.32%, tender 3/4/21 (c)(f)	10,000,000	10,000,483
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/22	15,000	15,604
5% 1/1/25	25,000	29,228
5% 1/1/26	35,000	42,250
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/22	375,000	396,450
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/24	200,000	202,356
Series R 2015 E, 5% 7/1/21	310,000	314,998
Series R 2017 A, 5% 8/1/21	200,000	204,037
Series R 2020 C:
5% 7/1/21	1,000,000	1,016,121
5% 7/1/22	2,500,000	2,661,450
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	250,000	267,973
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	238,380
5% 8/15/26	115,000	137,055
5% 8/15/27	50,000	60,827
Bonds:
Series 2012 B, 5%, tender 10/1/21 (c)	450,000	462,392
Series 2019 B, 5%, tender 8/1/24 (c)	1,095,000	1,218,987
Series 2011 B, 3.5% 10/1/21	475,000	484,202
Series 2012 A, 5% 10/1/22	445,000	478,838
Series 2015 B, 5% 8/15/23	600,000	667,536
Series 2015, 5% 7/1/24	1,250,000	1,420,488
Series 2018 B, 5% 10/1/25	1,220,000	1,452,837
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Columbia Park Apts. Proj.) Series 2019, 1.39%, tender 7/1/21 (c)	5,000,000	5,019,149

TOTAL WASHINGTON		82,826,535

West Virginia - 0.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (c)(e)	6,900,000	6,975,598
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	3,245,000	3,370,095
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 2.55%, tender 4/1/24 (c)	225,000	236,871
(Appalachian Pwr. Co. Amos Proj.) Series 2010 A, 0.625%, tender 12/15/25 (c)	2,000,000	1,976,820
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A:
5% 6/1/22	2,195,000	2,321,608
5% 6/1/24	1,490,000	1,697,006
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (e)	960,000	984,538

TOTAL WEST VIRGINIA		17,562,536

Wisconsin - 0.7%
Crosse Resources Recovery Rev. Series 1996, 6% 11/1/21 (e)	1,500,000	1,553,163
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/22 (e)	30,000	32,356
5.25% 12/1/23 (e)	35,000	39,308
Series 2016 A, 5% 12/1/22 (e)	1,000,000	1,078,540
Series 2021, 5% 12/1/21	300,000	310,515
Milwaukee Gen. Oblig. Series 2020 N4, 5% 4/1/22	2,125,000	2,231,718
Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	345,795
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
5% 6/1/23	345,000	379,797
5% 6/1/24	675,000	769,946
5% 6/1/25	375,000	441,326
5% 6/1/26	300,000	363,144
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 0.18%, tender 5/3/21 (c)(e)	6,750,000	6,749,542
Racine Unified School District Series 2021:
2% 4/1/22	175,000	178,283
2% 4/1/23	225,000	232,675
2% 4/1/24	475,000	496,959
2% 4/1/25	600,000	632,736
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	101,538
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B, 5%, tender 6/1/21 (c)	2,205,000	2,231,251
Series 2018 B:
5%, tender 1/26/22 (c)	5,710,000	5,944,917
5%, tender 1/29/25 (c)	155,000	180,953
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.48%, tender 7/27/22 (c)(f)	3,885,000	3,888,613
Series 2018 C3, SIFMA Municipal Swap Index + 0.550% 0.58%, tender 7/26/23 (c)(f)	4,000,000	4,007,320
Series 2014 A, 5% 11/15/21	325,000	335,667
Series 2014, 5% 5/1/21	15,000	15,104
Series 2016 A, 5% 11/15/21	480,000	496,275
Series 2018, 5% 4/1/26	195,000	235,743
Series 2019 A:
5% 11/15/22	200,000	216,310
5% 12/1/23	35,000	39,233
5% 12/1/24	100,000	115,543
5% 12/1/25	125,000	148,828
5% 12/1/26	200,000	243,868
Series 2019, 5% 10/1/21	400,000	410,563
Series 2020, 4% 7/1/21	820,000	829,490
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/24	775,000	895,861
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	30,000	30,792

TOTAL WISCONSIN		36,203,672

Wyoming - 0.2%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021:
4% 5/1/22	775,000	809,030
4% 5/1/23	250,000	269,695
4% 5/1/25	250,000	283,560
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Bonds Series 2018 4, SIFMA Municipal Swap Index + 0.320% 0.35%, tender 3/4/21 (c)(f)	5,000,000	4,999,880
Series 2020 3:
5% 12/1/21 (e)	565,000	584,629
5% 6/1/22 (e)	280,000	295,756
5% 6/1/23 (e)	955,000	1,044,780

TOTAL WYOMING		8,287,330

TOTAL MUNICIPAL BONDS
(Cost $2,162,482,713)		2,177,096,687

Municipal Notes - 23.8%
Alabama - 0.3%
East Alabama Health Care Auth. Series 2012 B, 0.15% 3/5/21, VRDN (c)	5,000,000	$5,000,000
Health Care Auth. for Baptist Health Series 2013 B, 0.16% 3/5/21, VRDN (c)	6,705,000	6,705,000
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.07% 3/5/21 (Liquidity Facility Bank of America NA) (c)(g)(h)	5,000,000	5,000,000

TOTAL ALABAMA		16,705,000

Alaska - 0.1%
Anchorage Gen. Oblig. TAN Series 2021, 1.5% 12/15/21	6,000,000	6,064,577
Arizona - 0.2%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.36% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(g)(h)	950,000	950,000
Maricopa County Poll. Cont. Rev. Series 2010 B, 0.11% 3/5/21, VRDN (c)	2,800,000	2,800,000
Maricopa County Rev. Participating VRDN Series Floaters YX 10 32, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	2,545,000	2,545,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.21% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)(h)	1,300,000	1,300,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	200,000	200,000

TOTAL ARIZONA		7,795,000

California - 2.2%
California Edl. Facilities Auth. Rev. Series 2020, 0.21% 3/3/21, CP	1,500,000	1,500,041
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 75, 0.18% 3/5/21 (Liquidity Facility Bank of America NA) (c)(g)(h)	4,825,000	4,825,000
California Muni. Fin. Auth. Participating VRDN Series DBE 80 61, 0.56% 3/5/21 (Liquidity Facility Deutsche Bank AG) (c)(g)(h)	2,500,000	2,500,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2008 B:
0.07% tender 4/1/21, CP mode	600,000	600,000
0.11% tender 7/8/21, CP mode	4,100,000	4,100,000
Contra Costa County Schools TRAN Series A, 2% 12/1/21	2,000,000	2,023,330
Los Angeles County Gen. Oblig. TRAN Series A, 4% 6/30/21	15,000,000	15,193,278
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series B:
2% 12/30/21	2,500,000	2,537,953
2% 12/30/21	2,915,000	2,959,498
Los Angeles Gen. Oblig. TRAN Series 2020, 4% 6/24/21	15,000,000	15,183,053
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.33% 4/2/21 (Liquidity Facility Mizuho Cap. Markets Llc) (c)(g)(h)(i)	4,300,000	4,300,000
Riverside County Gen. Oblig. TRAN Series 2020, 4% 6/30/21	5,000,000	5,063,752
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. Series 1999, 0.09% 3/5/21, LOC JPMorgan Chase Bank, VRDN (c)(e)	300,000	300,000
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	1,500,000	1,500,000
San Diego Unified School District TRAN Series 2020, 5% 6/30/21	3,280,000	3,332,878
San Francisco City & County Series A1, 0.12% 4/7/21, LOC Bank of America NA, CP	4,000,000	4,000,088
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Participating VRDN:
Series Floaters XM 06 75, 0.21% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(g)(h)	1,850,000	1,850,000
Series XM 09 16, 0.17% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)(h)	2,200,000	2,200,000
Series 2010 A1, 0.05% 3/5/21, LOC Bank of America NA, VRDN (c)(e)	16,000,000	16,000,000
Series 2010 A2, 0.05% 3/5/21, LOC Bank of America NA, VRDN (c)(e)	4,000,000	4,000,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 0.28% 4/2/21 (Liquidity Facility Mizuho Cap. Markets Llc) (c)(g)(h)	16,325,000	16,325,000
Transbay Joint Powers Auth. Participating VRDN Series YX 11 42, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	500,000	500,000
Univ. of California Revs. Participating VRDN Series Floaters XM 04 34, 0.05% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	5,800,000	5,800,000

TOTAL CALIFORNIA		116,593,871

Colorado - 1.3%
Colorado Ed. Ln. Prog. TRAN Series 2020 A:
3% 6/29/21	8,000,000	8,075,740
4% 6/29/21	12,000,000	12,152,922
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.38% 3/5/21, LOC Deutsche Bank AG, VRDN (c)	675,000	675,000
Colorado Gen. Fdg. Rev. TRAN Series 2020, 4% 6/25/21	20,000,000	20,246,230
Colorado Hsg. & Fin. Auth. Series D, 0.06% 3/5/21 (Liquidity Facility Royal Bank of Canada), VRDN (c)(e)	2,500,000	2,500,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.21% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(g)(h)	23,100,000	23,100,000
Series Floaters XM 07 15, 0.21% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(g)(h)	1,240,000	1,240,000

TOTAL COLORADO		67,989,892

Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series Floaters XG 02 04, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	1,200,000	1,200,000
Series 2013 O, 0.03% 3/5/21, VRDN (c)	23,125,000	23,125,000
Windsor Gen. Oblig. BAN Series 2020, 2% 6/24/21	3,000,000	3,016,268

TOTAL CONNECTICUT		27,341,268

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.08% 3/1/21, VRDN (c)(e)	5,880,000	5,880,000
District Of Columbia - 0.4%
District of Columbia Rev. Series 2007, 0.09% 3/5/21, LOC Truist Bank, VRDN (c)	200,000	200,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 D, 0.06% 3/5/21, LOC Barclays Bank PLC, VRDN (c)(e)	20,000,000	20,000,000
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.13% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)(h)	900,000	900,000

TOTAL DISTRICT OF COLUMBIA		21,100,000

Florida - 1.6%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series XL 01 36, 0.19% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)(h)	3,000,000	3,000,000
Series XM 08 95, 0.19% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)(h)	840,000	840,000
Broward County School District TAN Series 2020, 2% 6/30/21	15,000,000	15,093,159
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 11 18, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	2,500,000	2,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.19% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)(h)	1,100,000	1,100,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.03% 3/5/21, VRDN (c)	2,750,000	2,750,000
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2000 F2, 0.12% tender 3/3/21 (Liquidity Facility U.S. Bank NA, Cincinnati), CP mode	1,200,000	1,200,003
Series 3 C2, 0.05% 3/5/21 (Liquidity Facility Bank of Nova Scotia) (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,750,000	1,750,000
Jacksonville Health Care Series 2021, 0.17% 8/3/21, CP	2,000,000	2,000,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 0.06% 3/1/21, VRDN (c)(e)	700,000	700,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 0.11% 3/5/21, VRDN (c)	14,500,000	14,500,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.19% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)(h)	2,100,000	2,100,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	400,000	400,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XX 11 09, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	2,100,000	2,100,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.06% 3/1/21, VRDN (c)(e)	2,510,000	2,510,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Floaters XF 25 30, 0.1% 3/5/21 (Liquidity Facility Citibank NA) (c)(g)(h)	10,500,000	10,500,000
Series XF 25 23, 0.13% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	10,000,000	10,000,000
Series ZM 05 71, 0.13% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)(h)	5,230,000	5,230,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 85, 0.18% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	3,300,000	3,300,000

TOTAL FLORIDA		81,573,162

Georgia - 0.1%
Atlanta Arpt. Rev. Series J2, 0.14% 8/4/21, LOC Bank of America NA, CP (e)	4,454,000	4,454,000
Brookhaven Dev. Auth. Rev. Participating VRDN Series XX 11 22, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	1,050,000	1,050,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.28% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	400,000	400,000
Monroe County Dev. Auth. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 0.06% 3/1/21, VRDN (c)(e)	500,000	500,000

TOTAL GEORGIA		6,404,000

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.15% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)(h)	2,900,000	2,900,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.15% 3/5/21 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	1,115,000	1,115,000
Illinois - 1.0%
Chicago Midway Arpt. Rev. Series A, 0.19% 3/16/21, LOC JPMorgan Chase Bank, CP (e)	4,000,000	4,000,118
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.23% 3/4/21 (Liquidity Facility Barclays Bank PLC) (c)(e)(g)(h)	750,000	750,000
Series XM 08 79, 0.18% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	2,500,000	2,500,000
Series XM 08 84, 0.19% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)(h)	2,500,000	2,500,000
Chicago Transit Auth. Participating VRDN:
Series 20 XF 28 97, 0.18% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	900,000	900,000
Series XM 09 03, 0.21% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	300,000	300,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.21% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	1,280,000	1,280,000
Illinois Fin. Auth. Rev.:
Participating VRDN Series Floaters XF 25 35, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	700,000	700,000
Series 2008 A2, 0.03% 3/5/21, VRDN (c)	20,000,000	20,000,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.28% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	3,600,000	3,600,000
Reg'l. Transn Auth. Extend Series 2005 B, 0.55% 3/5/21, VRDN (c)	1,690,000	1,690,000
Sales Tax Securitization Corp. Participating VRDN Series XF 06 03, 0.2% 3/5/21 (Liquidity Facility Royal Bank of Canada) (c)(g)(h)	13,615,000	13,615,000

TOTAL ILLINOIS		51,835,118

Indiana - 0.0%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.06% 3/5/21, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	785,000	785,000
Iowa - 0.4%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 IA, 0.1% 3/5/21, VRDN (c)	16,000,000	16,000,000
Iowa Fin. Auth. Sewage And Solid Waste Disp. Facilities Rev. Series 2021, 0.07% 3/5/21, VRDN (c)(e)	2,000,000	2,000,000

TOTAL IOWA		18,000,000

Kansas - 0.0%
Baldwin City BAN Series 2020 A, 4.4% 3/1/21	2,000,000	2,000,000
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.18% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	1,100,000	1,100,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	800,000	800,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.15% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)(h)	1,780,000	1,780,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. BAN Series 2020, 5% 10/20/21	20,000,000	20,616,466
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 C, 0.05% 3/1/21, VRDN (c)(e)	2,100,000	2,100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.07% 3/1/21, VRDN (c)(e)	1,400,000	1,400,000
Series 2020 B1, 0.07% 3/1/21, VRDN (c)(e)	5,700,000	5,700,000

TOTAL KENTUCKY		33,496,466

Louisiana - 0.2%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.33% 4/2/21 (Liquidity Facility Mizuho Cap. Markets Llc) (c)(g)(h)	585,000	585,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.1% 3/5/21, VRDN (c)	10,930,000	10,930,000

TOTAL LOUISIANA		11,515,000

Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series Floaters XF 06 42, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	300,000	300,000
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.23%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada) (c)(g)(h)(i)	4,500,000	4,500,000
Maryland Econ. Dev. Corp. Student Hsg. Rev. Participating VRDN Series XF 28 32, 0.23% 3/5/21 (c)(g)(h)	14,985,000	14,985,000
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	1,300,000	1,300,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.03% 3/5/21, LOC Bank of America NA, VRDN (c)	1,050,000	1,050,000

TOTAL MARYLAND		22,135,000

Massachusetts - 0.3%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.33% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(g)(h)	1,745,000	1,745,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	13,000,000	13,137,108

TOTAL MASSACHUSETTS		14,882,108

Michigan - 0.4%
Michigan Fin. Auth. Rev. RAN Series 2020 A2, 4% 8/20/21, LOC JPMorgan Chase Bank	12,500,000	12,724,555
Univ. of Michigan Rev. Series 2020, 0.14% 3/4/21, CP	7,765,000	7,765,153

TOTAL MICHIGAN		20,489,708

Minnesota - 0.0%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.21% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	1,000,000	1,000,000
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 0.06% 3/1/21, VRDN (c)(e)	12,030,000	12,030,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 09 21, 0.19% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(g)(h)	5,000,000	5,000,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.33% 4/2/21 (Liquidity Facility Mizuho Cap. Markets Llc) (c)(g)(h)	200,000	200,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.2% 3/5/21 (Liquidity Facility Royal Bank of Canada) (c)(g)(h)	2,400,000	2,400,000

TOTAL MISSOURI		8,800,000

Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Multi-family Rev. Series 2007, 0.08% 3/5/21, LOC Citibank NA, VRDN (c)(e)	3,000,000	3,000,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series B, 0.06% 3/5/21 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	3,800,000	3,800,000

TOTAL NEBRASKA		6,800,000

New Jersey - 0.8%
Borough of Oceanport BAN Series 2021, 2% 2/24/22	1,100,000	1,118,295
Brick Township Gen. Oblig. BAN Series 2020, 2% 6/22/21	2,005,000	2,015,742
Hudson County Impt. Auth. Rev. BAN (Local Unit Ln. Prog.) Series 2021 A1, 1.5% 2/8/22	2,774,000	2,807,447
Jersey City Gen. Oblig. BAN Series 2020, 2% 6/17/21	2,000,000	2,011,005
Mercer County Gen. Oblig. BAN Series 2020, 2% 6/10/21	5,000,000	5,025,002
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 11, 0.21% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	1,305,000	1,305,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	865,000	865,000
Series XF 09 75, 0.28% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	800,000	800,000
Newark Gen. Oblig. BAN Series 2020 C, 2% 10/5/21	2,000,000	2,019,936
Ramsey Borough Gen. Oblig. BAN Series 2021, 1.25% 1/7/22	2,000,000	2,014,912
Rutgers State Univ. Rev. Series A, 0.22% 3/17/21, CP	5,700,000	5,700,237
Summit Gen. Oblig. BAN Series 2020, 2.5% 10/22/21	2,800,000	2,840,363
Tender Option Bond Trust Receipts Participating VRDN Series XM 02 26, 0.07% 3/5/21 (Liquidity Facility Bank of America NA) (c)(g)(h)	8,000,000	8,000,000
Union County Gen. Oblig. BAN Series 2020, 4% 6/18/21	2,000,000	2,022,808

TOTAL NEW JERSEY		38,545,747

New Mexico - 0.1%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 0.11% 3/5/21, VRDN (c)	5,100,000	5,100,000
New York - 4.4%
Connetquot Central School District TAN Series 2020, 1.75% 6/25/21	5,000,000	5,024,197
Cortland Enlarged City School District RAN Series 2020, 1.5% 7/30/21	1,000,000	1,003,837
East Rochester Hsg. Auth. Rev. (Home Good Sheperd Proj.) Series A, 0.19% 3/5/21, LOC RBS Citizens NA, VRDN (c)	300,000	300,000
Erie County Gen. Oblig. RAN Series 2020, 3% 6/24/21	2,000,000	2,016,478
Hempstead Indl. Dev. Auth. Participating VRDN Series DBE 80 63, 0.56% 3/5/21, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (c)(e)(g)(h)	8,560,000	8,560,000
Middletown BAN Series 2020, 1.5% 8/26/21	1,932,434	1,944,539
New York City Gen. Oblig.:
Series 2006, 0.11% 3/5/21 (FSA Insured), VRDN (c)	3,000,000	3,000,000
Series 2014 I3, 0.03% 3/5/21 (Liquidity Facility Citibank NA), VRDN (c)	15,000,000	15,000,000
Series 2017 A, 0.03% 3/5/21 (Liquidity Facility Citibank NA), VRDN (c)	6,650,000	6,650,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 14005, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	300,000	300,000
New York Dorm. Auth. Rev. Participating VRDN Series XM 09 22, 0.09% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)(h)	1,600,000	1,600,000
New York Hsg. Fin. Agcy. Rev. Series 2002 A, 0.02% 3/5/21, LOC Fannie Mae, VRDN (c)	1,000,000	1,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ZM 06 00, 0.33% 3/5/21 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	2,100,000	2,100,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	12,060,000	12,165,254
5% 5/15/21	590,000	595,149
5% 5/15/21	5,615,000	5,664,005
Series 2018 C, 5% 9/1/21	4,030,000	4,116,271
Series 2019 B, 5% 5/15/22	15,310,000	16,072,744
Series 2019 D1, 5% 9/1/22	19,500,000	20,704,515
Participating VRDN:
Series XF 05 20, 0.42% 3/5/21 (Liquidity Facility Royal Bank of Canada) (c)(g)(h)	1,425,000	1,425,000
Series XG 02 90, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	15,380,000	15,380,000
Series ZF 02 18, 0.3% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	4,200,000	4,200,000
New York Pwr. Auth. Series 1, 0.29% 7/13/21, CP	8,000,000	8,003,596
New York State Dorm. Auth. RAN Series 2020 B, 5% 3/31/21	9,550,000	9,588,976
New York State Energy Research & Dev. Auth. Facilities Rev. Series 2010 A4, 0.05% 3/5/21, LOC Bank of Nova Scotia, VRDN (c)(e)	500,000	500,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	1,600,000	1,600,000
Series XM 08 30, 0.18% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	1,700,000	1,700,000
Series XM 08 31, 0.21% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)(h)	2,000,000	2,000,000
Series XM 08 80, 0.18% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	1,500,000	1,500,000
New York Trans. Dev. Corp. RAN (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/21	2,100,000	2,170,538
Oyster Bay Gen. Oblig. BAN Series C, 4% 8/27/21	9,500,000	9,667,809
Port Washington Union Free School District BAN Series 2020, 1.5% 8/5/21	5,410,000	5,437,496
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.25% 3/5/21, LOC RBS Citizens NA, VRDN (c)	1,100,000	1,100,000
Riverhead Central School District TAN Series 2020 B, 1.5% 6/25/21	5,000,000	5,019,288
Rockland County Gen. Oblig. TAN Series 2020, 2% 4/1/21	3,000,000	3,004,495
Suffolk County Gen. Oblig.:
RAN Series 2020, 5% 3/19/21	2,000,000	2,004,754
TAN:
Series 2020 I, 3% 9/24/21	14,000,000	14,209,593
Series I, 2% 7/22/21	5,000,000	5,034,227
Syosset Central School District TAN Series 2020, 2% 6/25/21	5,000,000	5,027,832
Town of Colonie Albany County BAN Series 2020, 1.25% 3/12/21	5,987,000	5,989,029
Village of Garden City BAN Series 2021, 1% 2/18/22	2,000,000	2,015,787
Westchester County TAN Series B, 2% 10/18/21	13,135,000	13,285,574

TOTAL NEW YORK		227,680,983

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 2021, 0.15% 4/12/21, CP (e)	4,000,000	4,000,098
Ohio - 0.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.03% 3/1/21, LOC Bank of Montreal, VRDN (c)	3,200,000	3,200,000
Lorain County Gen. Oblig. BAN (North Ridge Road Proj.) Series 2020 D, 1% 12/17/21	2,190,000	2,201,107
Mahoning County BAN Series 2020, 1% 9/13/21	1,735,000	1,741,931
Mahoning County Sales Tax TAN Series 2020, 1% 9/13/21	1,025,000	1,028,820
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 0.06% 3/5/21 (Liquidity Facility Royal Bank of Canada)(c)(g)(h)	10,000,000	10,000,000
Ohio Hosp. Facilities Rev. Series 2019 D2, 0.03% 3/5/21, VRDN (c)	750,000	750,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 50, 0.33% 4/2/21 (Liquidity Facility Mizuho Cap. Markets Llc) (c)(g)(h)	1,100,000	1,100,000
Series XF 10 92, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	5,100,000	5,100,000
Sycamore Township BAN Series 2020, 1.55% 5/4/21	1,000,000	1,001,181

TOTAL OHIO		26,123,039

Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 0.12% 3/5/21, VRDN (c)	10,760,000	10,760,000
Pennsylvania - 1.0%
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 0.07% 3/5/21, LOC MUFG Bank Ltd., VRDN (c)	5,000,000	5,000,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	2,700,000	2,700,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2006 93B, 0.06% 3/5/21 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(e)	6,000,000	6,000,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.33% 4/2/21 (Liquidity Facility Mizuho Cap. Markets Llc) (c)(g)(h)	1,000,000	1,000,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 0.11% 3/4/24, VRDN (c)	10,210,000	10,210,000
Philadelphia Gen. Oblig. TRAN Series 2020 A, 4% 6/30/21	10,185,000	10,313,148
Philadelphia School District TRAN Series 2020 A, 4% 6/30/21	17,645,000	17,870,575

TOTAL PENNSYLVANIA		53,093,723

South Carolina - 1.2%
Charleston County School District TAN (Sales Tax Proj. Phase IV) Series 2020 B, 5% 5/12/21	20,000,000	20,191,564
County Square Redev. Corp. BAN:
(Greenville County, SC Proj.) Series 2020, 2% 3/24/21	10,000,000	10,009,816
(Greenville County, South Carolina Proj.) Series 2021, 2% 3/3/22 (d)	6,945,000	7,069,822
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.27% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (c)(g)(h)	1,600,000	1,600,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 0.12% 3/4/24, VRDN (c)	10,000,000	10,000,000
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series Floaters XM 03 84, 0.18% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	9,800,000	9,800,000
Series YX 11 57, 0.18% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	2,110,000	2,110,000
Series 2019 A, 0.08% 3/5/21, LOC Bank of America NA, VRDN (c)	350,000	350,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (c)(g)(h)	265,000	265,000

TOTAL SOUTH CAROLINA		61,396,202

South Dakota - 0.0%
South Dakota Health& Edl. Facilities Auth. Rev. Participating VRDN Series XG 03 02, 0.17% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	600,000	600,000
Tennessee - 0.2%
Greeneville Health & Edl. Facilities Board Series 2018 B, 0.03% 3/5/21, LOC U.S. Bank NA, Cincinnati, VRDN (c)	800,000	800,000
Tender Option Bond Trust Receipts Participating VRDN Series XF 10 97, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	990,000	990,000
Tennessee Gen. Oblig.:
Series 2020, 0.22% 4/21/21 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	2,000,000	2,000,236
Series A:
0.22% 4/28/21 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	1,784,000	1,784,268
0.25% 3/10/21 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	5,000,000	5,000,296

TOTAL TENNESSEE		10,574,800

Texas - 3.1%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 0.23% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(g)(h)	8,000,000	8,000,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.05% 3/1/21, VRDN (c)(e)	300,000	300,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 0.11% 3/5/21 (Liquidity Facility Deutsche Bank AG) (c)(g)(h)	1,085,000	1,085,000
Grand Parkway Trans. Corp. Participating VRDN Series XF 20 34, 0.06% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)(h)	1,400,000	1,400,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 0.02% 3/1/21, VRDN (c)(e)	600,000	600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 B3. 0.15% tender 6/3/21, CP mode	4,000,000	4,000,212
Series 2016 D, 0.04% 3/5/21, VRDN (c)	6,400,000	6,400,000
Houston Gen. Oblig. TRAN Series 2020:
4% 6/30/21	5,000,000	5,063,921
5% 6/30/21	11,000,000	11,176,218
Houston Util. Sys. Rev. Series B3, 0.12% 3/10/21, LOC Sumitomo Mitsui Banking Corp., CP	2,000,000	2,000,053
Hurst Participating VRDN Series XF 10 94, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	1,600,000	1,600,000
Lower Colorado River Auth. Rev. Series B, 0.13% 6/4/21, LOC State Street Bank & Trust Co., Boston, CP	1,000,000	1,000,065
North Cent Tex Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	400,000	400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.06% 3/1/21, VRDN (c)	2,920,000	2,920,000
Series 2004, 0.25% 3/5/21, VRDN (c)(e)	33,015,000	33,015,000
Series 2010 C, 0.08% 3/1/21, VRDN (c)	100,000	100,000
Series 2010 D, 0.12% 3/5/21, VRDN (c)	6,200,000	6,200,000
San Antonio Elec. & Gas Sys. Rev. Series 2021, 0.09% 3/24/21 (Liquidity Facility Bank of America NA), CP	2,500,000	2,500,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	1,100,000	1,100,000
Texas Gen. Oblig.:
Participating VRDN Series DB 80 79, 0.1% 3/4/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	1,500,000	1,500,000
Series 2018, 0.06% 3/5/21, LOC Fed. Home Ln. Bank of Dallas, VRDN (c)	1,400,000	1,400,000
TRAN Series 2020, 4% 8/26/21	65,000,000	66,225,237
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(g)(h)	1,800,000	1,800,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.33% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	1,600,000	1,600,000

TOTAL TEXAS		161,385,706

Utah - 0.3%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.21% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(g)(h)	500,000	500,000
Series Floaters XM 06 99, 0.33% 3/5/21 (Liquidity Facility Cr. Suisse AG) (c)(e)(g)(h)	11,030,000	11,030,000
Series XM 08 82, 0.19% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)(h)	1,400,000	1,400,000

TOTAL UTAH		12,930,000

Virginia - 0.3%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.11% 3/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (c)(g)(h)	14,490,000	14,490,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	2,300,000	2,300,000

TOTAL VIRGINIA		16,790,000

Washington - 0.3%
Port of Seattle Rev. Series B1, 0.14% 3/10/21, LOC Bank of America NA, CP (e)	2,000,000	2,000,053
Seattle Gen. Oblig. Participating VRDN Series DB 80 78, 0.1% 3/4/21 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)(h)	1,000,000	1,000,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XG 02 96, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (c)(g)(h)	7,985,000	7,985,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.38% 4/9/21 (Liquidity Facility Barclays Bank PLC) (c)(e)(g)(h)	5,100,000	5,100,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.18% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	1,500,000	1,500,000

TOTAL WASHINGTON		17,585,053

West Virginia - 0.0%
Putnam County W Solid Waste Dis Series 1991, 0.23% 3/4/21, LOC Wells Fargo Bank NA, VRDN (c)(e)	1,030,000	1,030,000
Wisconsin - 0.5%
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 0.07% 3/5/21 (c)(g)(h)	1,060,000	1,060,000
Mauston School District BAN Series 2020, 1.5% 6/30/21	1,250,000	1,251,174
Milwaukee School District RAN Series 2020 M8, 2% 7/1/21	10,000,000	10,061,619
Wisconsin Health & Edl. Facilities Series 2020 C, 0.13% 3/5/21, VRDN (c)	6,750,000	6,750,000
Wisconsin Hsg. & Econ. Dev. Auth. Series C, 0.03% 3/5/21 (Liquidity Facility Royal Bank of Canada), VRDN (c)	1,475,000	1,475,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2004 E, 0.06% 3/5/21 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)(e)	6,225,000	6,225,000

TOTAL WISCONSIN		26,822,793

TOTAL MUNICIPAL NOTES
(Cost $1,238,950,684)		1,239,648,314
	Shares	Value

Money Market Funds - 18.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (j)(k)	479,265,051	479,265,051
Fidelity Municipal Cash Central Fund .05% (l)(m)	29,122,593	29,128,418
Fidelity SAI Municipal Money Market Fund .01% (j)(k)	441,577,229	441,753,860
State Street Institutional U.S. Government Money Market Fund Premier Class .03% (j)	10,311,311	10,311,311
TOTAL MONEY MARKET FUNDS
(Cost $960,399,640)		960,458,640
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $5,181,850,453)		5,196,905,622
NET OTHER ASSETS (LIABILITIES) - 0.3%		15,046,561
NET ASSETS - 100%		$5,211,952,183

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,670,084 or 0.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Provides evidence of ownership in one or more underlying municipal bonds.

 (h) Coupon rates are determined by re-marketing agents based on current market conditions.

 (i) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,800,000 or 0.2% of net assets.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

 (k) Affiliated Fund

 (l) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.23%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada)	1/4/21	$4,500,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.33% 4/2/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$4,300,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$38,999
Total	$38,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	$249,972,338	$1,671,831,545	$1,442,538,832	$66,394	$--	$--	$479,265,051
Fidelity SAI Municipal Money Market Fund .01%	190,501,215	275,152,234	23,878,415	127,396	(133)	(21,041)	441,753,860
Total	$440,473,553	$1,946,983,779	$1,466,417,247	$193,790	$(133)	$(21,041)	$921,018,911

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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